Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	AXGN
Entity Registrant Name	AxoGen, Inc.
Entity Central Index Key	0000805928
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 11,200,447	$ 13,907,401	$ 8,190,781
Accounts receivable	1,179,138	1,050,089	797,654
Inventory	3,420,253	3,151,109	1,760,540
Prepaid expenses and other	142,033	187,256	133,500
Total current assets	15,941,871	18,295,855	10,882,475
Property and equipment, net	111,401	108,534	247,824
Goodwill			169,987
Intangible assets	590,458	573,731	899,480
Deferred financing costs	1,208,227	1,252,443	295,276
Total Assets	17,851,957	20,230,563	12,495,042
Current liabilities:
Accounts payable and accrued expenses	1,418,938	1,479,752	1,585,100
Current portion of long-term debt			434,734
Total current liabilities	1,418,938	1,479,752	2,019,834
Long-term debt	22,438,404	21,580,252	4,403,737
Note Payable - Revenue Interest Purchase Agreement	22,438,404	21,580,252
Total liabilities	23,857,342	23,060,004	6,423,571
Commitments and contingencies
Shareholders' equity (deficit):
Common stock, value	111,279	111,226	110,622
Additional paid-in capital	55,169,737	54,908,226	54,391,784
Accumulated deficit	(61,286,401)	(57,848,893)	(48,430,935)
Total shareholders' equity (deficit)	(6,005,385)	(2,829,441)	6,071,471
Total liabilities and Shareholders' equity	$ 17,851,957	$ 20,230,563	$ 12,495,042

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	11,127,869	11,122,573	11,062,188
Common stock, shares outstanding	11,127,869	11,122,573	11,062,188

CONDENSED CONSOLIDATED STATEMENTS OF OPERATION (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 2,142,932	$ 1,653,430	$ 7,691,704	$ 4,849,470
Cost of goods sold	560,243	439,158	1,961,877	2,426,544
Gross profit	1,582,689	1,214,272	5,729,827	2,422,926
Costs and expenses:
Sales and marketing	1,893,541	1,628,608	6,883,953	4,378,694
Research and development	406,943	296,131	1,427,211	697,355
General and administrative	1,605,759	1,230,608	5,220,599	4,315,604
Total costs and expenses	3,906,243	3,155,347	13,531,763	9,391,653
Loss from operations	(2,323,554)	(1,941,075)	(7,801,936)	(6,968,727)
Other income (expense):
Interest expense	(1,067,621)	(125,125)	(1,391,342)	(1,094,657)
Interest expense - deferred financing costs	(44,216)	(34,951)	(986,844)	(1,223,126)
Change in fair value of warrant liability				62,305
Other income (expense)	(2,117)	(8,174)	23,972	4,985
Total other income (expense)	(1,113,954)	(168,250)	(2,354,214)	(2,250,493)
Loss before income taxes			(10,156,150)	(9,219,220)
Income tax benefit			738,192
Net loss	(3,437,508)	(2,109,325)	(9,417,958)	(9,219,220)
Preferred Stock dividends (assumes all paid)				(1,028,351)
Net loss attributable to common stockholders	$ (3,437,508)	$ (2,109,325)	$ (9,417,958)	$ (10,247,571)
Weighted Average Common Shares outstanding - basic and diluted	11,124,633	11,062,339	11,089,425	3,697,390
Loss Per Common share - basic and diluted	$ (0.31)	$ (0.19)	$ (0.85)	$ (2.77)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY (DEFICIT) (USD $)	Total	Series B Preferred Stock	Series C Preferred Stock	Series D Preferred Stock	Series A Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Retained Earnings Series B Preferred Stock	Retained Earnings Series C Preferred Stock	Retained Earnings Series D Preferred Stock
Beginning Balance at Dec. 31, 2010	$ (27,111,328)				$ 1,125,000	$ 12,056	$ 9,934,980	$ (38,183,364)
Beginning Balance, Shares at Dec. 31, 2010					2,544,750	1,205,624
Stock-based compensation	250,044						250,044
Exercise of stock options	26,480					987	25,493
Exercise of stock options, Shares	98,700					98,700
Stock Grant for Services	75,000					273	74,727
Stock Grant for Services, Shares						27,275
Conversion of preferred stock, debt, and accrued interest into Common Stock and shares exchange in Merger	20,372,955				(1,125,000)	50,019	21,447,936
Conversion of preferred stock, debt, and accrued interest into Common Stock and shares exchange in Merger, Shares					(2,544,750)	5,001,854
Preferred Stock dividend payable forfeited	7,076,729						7,076,729
Warrant Liability forfeited	2,607,510						2,607,510
Merger Closing	11,847,916					43,050	11,804,866
Merger Closing, Shares						4,305,026
Issuance of common stock	1,000,000					4,237	995,763
Issuance of common stock, Shares						423,709
Issuance of warrants	173,736						173,736
Preferred stock dividends		(292,330)	(515,577)	(220,444)					(292,330)	(515,577)	(220,444)
Net loss	(9,219,220)							(9,219,220)
Ending Balance at Dec. 31, 2011	6,071,471					110,622	54,391,784	(48,430,935)
Ending Balance, Shares at Dec. 31, 2011						11,062,188
Stock-based compensation	495,077						495,077
Exercise of stock options	15,652					583	15,069
Exercise of stock options, Shares	58,341					58,340
Stock Grant for Services	21,375					75	21,300
Stock Grant for Services, Shares						7,500
Cancellation of shares	(14,999)					(54)	(14,946)
Cancellation of shares, Shares						(5,455)
Merger Closing	(58)						(58)
Net loss	(9,417,958)							(9,417,958)
Ending Balance at Dec. 31, 2012	$ (2,829,441)					$ 111,226	$ 54,908,226	$ (57,848,893)
Ending Balance, Shares at Dec. 31, 2012						11,122,573

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (3,437,508)	$ (2,109,325)	$ (9,417,958)	$ (9,219,220)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation	23,140	55,691	187,749	273,528
Amortization of intangible assets	14,687	29,419	127,080	67,147
Loss on impairment			299,654
Loss on abandonment of license			147,826
Amortization of deferred financing costs	44,216	22,713	352,667	1,223,126
Amortization of debt discount		12,238	161,529	23,643
Share-based compensation	259,912	157,860	495,077	250,044
Directors Stock Compensation	0		0	15,000
Stock grant for service			21,375
Cancellation of shares			(14,999)
Change in fair value of warrant liability				(62,305)
Interest added to note payable	858,151		780,252	55,562
Change in assets and liabilities:
Accounts receivable	(129,049)	(96,329)	(252,435)	(368,954)
Inventory	(269,144)	(365,796)	(1,390,570)	142,249
Prepaid expenses and other	45,223	(106,033)	(53,757)	20,070
Accounts payable and accrued expenses	(60,814)	(78,727)	(105,348)	500,820
Net cash used for operating activities	(2,651,186)	(2,478,289)	(8,661,858)	(7,079,290)
Cash flows from investing activities:
Purchase of property and equipment	(26,007)	(29,313)	(48,459)	(20,610)
Acquisition of intangible assets	(31,415)	(41,236)	(78,825)	(68,856)
Cash acquired with Merger				7,201,638
Net cash (used for) provided by investing activities	(57,422)	(70,549)	(127,284)	7,112,172
Cash flows from financing activities:
Proceeds from issuance of long-term debt				10,500,000
Proceeds from issuance of note payable			15,961,294
Proceeds from issuance of common stock				1,000,000
Repayments of long-term debt			(161,292)	(4,732,857)
Debt issuance costs			(1,309,834)	(434,772)
Proceeds from exercise of stock options	1,654	63	15,652	26,480
Payment of fractional shares from Merger		(59)	(58)
Net cash provided by financing activities	1,654	4	14,505,762	6,358,851
Net increase (decrease)in cash and cash equivalents	(2,706,954)	(2,548,834)	5,716,620	6,391,733
Cash and cash equivalents, beginning of year	13,907,401	8,190,781	8,190,781	1,799,048
Cash and cash equivalents, end of period	11,200,447	5,641,947	13,907,401	8,190,781
Supplemental disclosures of cash flow activity:
Cash paid for interest	172,527	125,125	649,108	1,029,753
Supplemental disclosure of non-cash investing and financing activities:
Payments of long term debt with proceeds from note payable (this amount represents a payment made by PDL directly to MidCap Financial SBIC, LP)			4,838,706
Conversion of preferred stock, convertible debt and accrued interest into common stock				21,497,955
Preferred stock dividend payable forfeited with the Merger				7,076,729
Warrant Liability forfeited with the Merger				2,607,510
Debt discount related to warrants issued with debt				173,736
Net assets acquired on Merger				11,847,916
Note and accrued interest retired with the Merger				4,555,562
Directors stock compensation included in prepaid expenses				60,000
Series B Preferred Stock
Supplemental disclosure of non-cash investing and financing activities:
Accretion of dividends preferred stock				292,330
Series C Preferred Stock
Supplemental disclosure of non-cash investing and financing activities:
Accretion of dividends preferred stock				515,577
Series D Preferred Stock
Supplemental disclosure of non-cash investing and financing activities:
Accretion of dividends preferred stock				$ 220,444

Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation

1. Basis of Presentation

The accompanying condensed consolidated financial statements include the accounts of AxoGen, Inc. (the “Company” or “AxoGen”) and its wholly owned subsidiary AxoGen Corporation (“AC”) as of March 31, 2013 and December 31, 2012 and for the three month periods ended March 31, 2013 and 2012. The Company’s condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and should be read in conjunction with the audited financial statements of the Company for the year ended December 31, 2012, which are included in the Annual Report on Form 10-K for the year ended December 31, 2012. The interim condensed consolidated financial statements are unaudited and in the opinion of management, reflect all adjustments necessary for a fair presentation of results for the periods presented. Results for interim periods are not necessarily indicative of results for the full year. All significant intercompany accounts and transactions have been eliminated in consolidation

1.	Basis of Presentation

The accompanying consolidated financial statements include the accounts of AxoGen, Inc. (the “Company” or “AxoGen”) and its wholly owned subsidiary AxoGen Corporation (“AC”) as of December 31, 2012 and December 31, 2011 and the years then ended. The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. All significant intercompany accounts and transactions have been eliminated in consolidation.

Organization and Business	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization and Business

2. Organization and Business

Business Summary

The Company is a leading regenerative medicine company dedicated to advancing the science and commercialization of peripheral nerve repair solutions. Peripheral nerves provide the pathways for both motor and sensory signals throughout the body and their damage can result in the loss of function and feeling. In order to improve surgical reconstruction and regeneration of peripheral nerves, the Company has developed and licensed, patented and patent pending technologies. The Company’s innovative approach to regenerative medicine has resulted in first-in-class products that will define their product categories. AxoGen’s products offer a full suite of surgical nerve reconstruction solutions including Avance® Nerve Graft, which the Company believes is the only commercially available processed nerve allograft for bridging severed nerves without the comorbidities associated with a second surgical site, AxoGuard® Nerve Connector, a porcine submucosa ExtraCellular Matrix (“ECM”) coaptation aid for tensionless repair of severed nerves, and AxoGuard® Nerve Protector, a porcine submucosa ECM product used to wrap and protect injured peripheral nerves and reinforce coaptation sites while preventing soft tissue attachments.

2.	Organization and Business

Business Summary

On September 30, 2011, LecTec Corporation (“LecTec”) completed its business combination with AC in accordance with the terms of an Agreement and Plan of Merger, dated as of May 31, 2011, by and among LecTec, Nerve Merger Sub Corp., a subsidiary of LecTec (“Merger Sub”), and AC, which the parties amended on September 30, 2011 and August 9, 2011 (as amended, the “Merger Agreement”). Pursuant to the Merger Agreement, Merger Sub merged with and into AC, with AC continuing after the merger as the surviving corporation and a wholly owned subsidiary of LecTec (the “Merger”). Immediately following the Merger, LecTec changed its name to AxoGen, Inc. In October 2011, the Company moved its corporate headquarter facilities (principal executive office) from Texarkana, Texas to 13859 Progress Blvd., Suite 100, Alachua, Florida 32615.

In connection with the Merger,

•	all outstanding AC convertible securities were converted into shares of AC common stock and exchanged for shares of AxoGen, Inc. common stock;

•	all outstanding AC warrants expired unexercised;

•

all outstanding shares of AC common stock, including those issued upon conversion of AC convertible securities, were exchanged for shares of AxoGen, Inc. common stock at a ratio of one share of AC common stock for 0.03727336 share of AxoGen, Inc. common stock;

•

all outstanding options to purchase shares of AC common stock were exchanged for options to purchase shares of AxoGen, Inc. common stock at a ratio of one option to purchase shares of AC common stock for an option to purchase 0.03727336 share of AxoGen, Inc. common stock.

A total of 6,221,077 shares of the Company’s common stock were issued in share exchange, and an additional 558,267 shares of the Company’s common stock were reserved for issuance upon exercise of AC stock options which were converted into the Company’s stock options. Upon completion of the Merger, all AC securities were cancelled.

Immediately following the completion of the Merger, former AC shareholders owned approximately 56.8% of the outstanding common stock of the Company, LecTec shareholders owned approximately 39.4% of the outstanding common stock of the Company, and certain investors owned the remaining 3.8% of the outstanding common stock of the Company.

For accounting purposes, AC was identified as the acquiring entity and LecTec as the acquired entity. The merger was accounted for using the purchase method of accounting for financial reporting purposes. The purchase method requires the identification of the acquiring entity, based on the criteria of Accounting Standards Codification 805-10-55-12, Accounting for Business Combinations. Under purchase accounting, the assets and liabilities of an acquired company (LecTec) as of the effective date of the acquisition were recorded at their respective estimated fair values and added to those of the acquiring company. Accordingly, the consolidated financial statements and related footnote disclosures presented for periods prior to the Merger are those of AC alone. The consolidated Statement of Operations for the year ended December 31, 2011 includes the operations and cash flows of AC through September 30, 2011 and the combined operations and cash flows of AC and LecTec subsequent to the Merger.

The common stock of AC has been retrospectively adjusted to reflect the exchange ratio of one share of AC common stock for 0.03727336 share of the Company’s common shares as established in the Merger Agreement.

The Company is a regenerative medicine company with a portfolio of proprietary products and technologies for peripheral nerve reconstruction and regeneration. Peripheral nerves provide the pathways for both motor and sensory signals throughout the body and their damage can result in the loss of function and feeling. In order to improve surgical reconstruction and regeneration of peripheral nerves, the Company has developed and licensed technologies which are used in its products. Its product portfolio includes Avance® Nerve Graft, which the Company believes is the first and only commercially available allograft nerve for bridging nerve discontinuities (a gap created when the nerve is severed), AxoGuard® Nerve Connector, a coaptation aid allowing for close approximation of severed nerves, and AxoGuard® Nerve Protector that protects nerves during the body’s healing process after surgery.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies

3. Summary of Significant Accounting Policies

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed and determinable, delivery has occurred and there is a reasonable assurance of collection of the sales proceeds. Revenues for manufactured products and products sold under a distribution agreement are recognized when the products delivered to the customer, at which time title passes to the customer. Once a product is delivered, the Company has no further performance obligations. Delivery is defined as delivery to a customer location or segregation of product into a contracted distribution location. At such time, this product cannot be sold to any other customer. Fees charged to customers for storage and shipping of products are recognized as revenues when products are shipped to the customer or end user.

Cash and Cash Equivalents and Concentration

For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. Cash and cash equivalents are maintained at financial institutions and, at times, balances may exceed federally insured limits. The Company has never experienced any losses related to these balances and does not believe it is exposed to any significant credit risk on cash and cash equivalents.

Accounts Receivable and Concentration of Credit Risk

Accounts receivable are carried at the original invoice amount less an estimate made for doubtful accounts based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. As of March 31, 2013 and December 31, 2012, there were no amounts deemed uncollectible and there was no allowance for doubtful accounts recorded.

Concentrations of credit risk with respect to accounts receivable are limited because a large number of geographically diverse customers make up the Company’s customer base, thus spreading the trade credit risk. The Company also controls credit risk through credit approvals, credit limits and monitoring procedures.

Inventories

Inventories are comprised of implantable tissue, nerve grafts, Avance® Nerve Graft, AxoGuard® Nerve Connector, AxoGuard® Nerve Protector, and supplies that are valued at the lower of cost (first-in, first-out) or market and consist of the following:

	March 31, 2013	December 31, 2012
	(unaudited)
Finished goods	$2,246,213	$2,143,176
Work in process	149,561	145,156
Raw materials	1,024,479	862,777

	$3,420,253	$3,151,109

Inventories were net of reserve of approximately $459,000 and $538,000 at March 31, 2013 and December 31, 2012, respectively.

Income Taxes

The Company has not recorded current income tax expense due to the generation of net operating losses. Deferred income taxes are accounted for using the balance sheet approach which requires recognition of deferred tax assets and liabilities for the expected future consequences of temporary differences between the financial reporting basis and the tax basis of assets and liabilities. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized. A full valuation allowance has been established on the deferred tax asset as it is more likely than not that future tax benefit will not be realized. In addition, future utilization of the available net operating loss carryforward may be limited under Internal Revenue Code Section 382 as a result of changes in ownership.

The Company identifies and evaluates uncertain tax positions, if any, and recognizes the impact of uncertain tax positions for which there is a less than more-likely-than-not probability of the position being upheld when reviewed by the relevant taxing authority. Such positions are deemed to be unrecognized tax benefits and a corresponding liability is established on the balance sheet. The Company has not recognized a liability for uncertain tax positions. If there were an unrecognized tax benefit, the Company would recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. The Company’s remaining open tax years subject to examination by the Internal Revenue Service include the years ended December 31, 2009 through 2012; currently there are no examinations in process.

Share-Based Compensation

AxoGen’s 2010 Stock Incentive Plan is measured at grant date, based on the fair value of the award, and is recognized as an expense over the employee’s requisite service period. The Company estimates the fair value of each option award issued under the Plan on the date of grant using a Black-Scholes-Merton option pricing model that uses the assumptions noted in the table below. The Company estimates the volatility of its common stock at the date of grant based on the volatility of comparable peer companies which are publicly traded for the periods prior to October 1, 2011, and based on the Company’s common stock for periods subsequent to that date. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock during the periods reflected herein and does not anticipate paying any cash dividends in the foreseeable future. The Company used the following weighted-average assumptions for options granted during the three months ended March 31:

Three months ended March 31,	2013	2012
Expected term (in years)	4.0	4.0
Expected volatility	84.90%	118.17%
Risk free rate	0.56%	0.62%
Expected dividends	0.0%	0.0%

The Company estimates forfeitures when recognizing compensation expense and this estimate of forfeitures is adjusted over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment, which is recognized in the period of change, and also impact the amount of unamortized compensation expense to be recognized in future periods. The Company did not apply a forfeiture allocation to its unvested options outstanding during the three months ended March 31, 2013 and 2012 as they were deemed insignificant.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements

The Company’s management has reviewed and considered all recent accounting pronouncements and believe there are none that could potentially have a material impact on the Company’s consolidated financial condition, results of operations, or disclosures.

3.	Summary of Significant Accounting Policies

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed and determinable, delivery has occurred and there is a reasonable assurance of collection of the sales proceeds. Revenues for manufactured products and products sold under a distribution agreement are recognized when the product is delivered to the customer, at which time title passes to the customer. Once product is delivered, the Company has no further performance obligations. Delivery is defined as delivery to a customer location or segregation of product into a contracted distribution location. At such time, this product cannot be sold to any other customer. Fees charged to customers for shipping are recognized as revenues when products are shipped to the customer or end user.

Cash and Cash Equivalents and Concentration

For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. Cash and cash equivalents are maintained at financial institutions and, at times, balances may exceed federally insured limits. The Company has never experienced any losses related to these balances and does not believe it is not exposed to any significant credit risk on cash and cash equivalents.

Accounts Receivable and Concentration of Credit Risk

Accounts receivable are carried at the original invoice amount less an estimate made for doubtful accounts based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. As of December 31, 2012 and December 31, 2011, there were no amounts deemed uncollectible and there was no allowance for doubtful accounts recorded.

Concentrations of credit risk with respect to accounts receivable are limited because a large number of geographically diverse customers make up the Company’s customer base, thus spreading the trade credit risk. The Company also controls credit risk through credit approvals, credit limits and monitoring procedures.

Inventories

Inventories are comprised of implantable tissue, nerve grafts, AxoGuard® Nerve Connector, AxoGuard® Nerve Protector, and supplies that are valued at the lower of cost (first-in, first-out) or market and consist of the following:

	December 31, 2012	December 31, 2011
Finished goods	$2,143,176	$1,374,817
Work in process	145,156	145,300
Raw materials	862,777	240,423

	$3,151,109	$1,760,540

Inventories are net of reserve of $537,798 and $433,706 at December 31, 2012 and 2011, respectively

Property and Equipment

Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets as follows:

Furniture and equipment	2-5 years
Leasehold improvements	5 years (or lease term if less)
Processing equipment	5-7 years

Major additions and improvements are capitalized, while replacements, maintenance and repairs, which do not improve or extend the life of the respective assets, are expensed as incurred. When assets are retired or otherwise disposed of, related costs and accumulated depreciation and amortization are removed and any gain or loss is reported as other income or expense.

Intangible Assets

Intangible assets consist primarily of license agreements for exclusive rights to use various patented and patent-pending technologies described in Note 6 and other costs related to the license agreements, including patent prosecution and protection costs. Such costs are capitalized and amortized on a straight-line basis over the underlying terms of the license agreements or estimated useful life of patents, ranging from 5 to 20 years.

Impairment of Long-lived Assets, Including License Agreements

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. For the year ended December 31, 2012, the Company recorded an impairment loss of $129,667; there was no impairment for the year ended December 31, 2011.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of net assets acquired. Goodwill is not amortized, but is tested for impairment annually. The Company utilizes the income approach in estimating fair value. The Company’s 2012 annual goodwill impairment analysis indicated a significant decrease in the carrying value of goodwill, due to declines in the associated revenues, resulting in a $169,887 impairment loss being recorded for the year ended December 31, 2012; there was no impairment for the year ended December 31, 2011.

Deferred Financing Costs

The Company capitalizes all third-party costs incurred, including equity-based payments, associated with the issuance of long-term debt. The costs are amortized to interest expense over the term of the debt using the effective interest method.

Advertising

Advertising costs are expensed as incurred. Advertising costs were approximately $56,000 and $17,000 for 2012 and 2011, respectively, and are included in sales and marketing expense on the accompanying consolidated statements of operations.

Research and Development Costs

Research and Development costs are expensed as incurred.

Income Taxes

The Company has not recorded current income tax expense due to the generation of net operating losses. Deferred income taxes are accounted for using the balance sheet approach which requires recognition of deferred tax assets and liabilities for the expected future consequences of temporary differences between the financial reporting basis and the tax basis of assets and liabilities. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized. A full valuation allowance has been established on the deferred tax asset as it is more likely than not that future tax benefit will not be realized. In addition, future utilization of the available net operating loss carryforward may be limited under Internal Revenue Code Section 382 as a result of changes in ownership.

The Company identifies and evaluates uncertain tax positions, if any, and recognizes the impact of uncertain tax positions for which there is a less than more-likely-than-not probability of the position being upheld when reviewed by the relevant taxing authority. Such positions are deemed to be unrecognized tax benefits and a corresponding liability is established on the balance sheet. The Company has not recognized a liability for uncertain tax positions. If there were an unrecognized tax benefit, the Company would recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. The Company’s remaining open tax years subject to examination by the Internal Revenue Service include the years ended December 31, 2009 through 2012; there currently are no examinations in process.

Preferred Stock

The Company accounted for its preferred stock under the provisions of Accounting Standards Codification on Distinguishing Liabilities from Equity, which sets forth the standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. This standard requires an issuer to classify a financial instrument that is within the scope of the standard as a liability or temporary equity if such financial instrument embodies an unconditional obligation to redeem the instrument at a specified date and/or upon an event certain to occur.

Prior to conversion in connection with the Merger, all or any number of the Series B, Series C, and Series D preferred stock was originally redeemable by a majority of preferred shareholder approval at any time after January 7, 2015 at a redemption price determined in accordance with the Company’s Certificate of Incorporation, plus accrued and unpaid dividends. The Company has determined that its Series B, Series C, and Series D preferred stock required temporary equity classification as its obligation to redeem these instruments were outside the control of the Company. Permanent equity classification was not currently applicable as the preferred stock was not currently redeemable but may become so in the future.

Fair Value of Financial Instruments

The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash, accounts receivable, accounts payable and accrued expenses. The fair value of the Company’s long-term debt approximates its carrying value based upon current rates available to the Company.

Stock-Based Compensation

Stock-based compensation cost related to stock options granted under the AC 2002 Stock Option Plan and AxoGen 2010 Stock Incentive Plan (see Note 10) is measured at grant date, based on the fair value of the award, and is recognized as an expense over the employee’s requisite service period. The Company estimates the fair value of each option award issued under the Plan on the date of grant using a Black-Scholes-Merton option-pricing model that uses the assumptions noted in the table below. The Company estimates the volatility of its common stock at the date of grant based on the volatility of comparable peer companies which are publicly traded, for the periods prior to the merger, and based on the Company’s common stock for periods subsequent to the merger. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The Company used the following weighted-average assumptions for options granted during the year ended December 31:

Years ended December 31,	2012	2011
Expected term (in years)	4.0	4.0
Expected volatility	117.2%	90.9%
Risk free rate	0.61%	1.27%
Expected dividends	0.0%	0.0%

The Company estimates forfeitures when recognizing compensation expense and this estimate of forfeitures is adjusted over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment, which is recognized in the period of change, and also impact the amount of unamortized compensation expense to be recognized in future periods. The Company did not apply a forfeiture allocation to its unvested options outstanding during the years ended December 31, 2012 and 2011 as they were deemed insignificant.

Earnings (Loss) Per Common Share

Earnings (loss) per common share (EPS) is calculated for basic EPS by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period.

The basic loss attributable to common stockholders was computed as follows:

	Years Ended December 31,
	2012	2011
Net loss	$(9,417,958)	$(9,219,220)
Less preferred dividends	(—)	(1,028,351)
Net loss attributable to common stockholders	$(9,417,958)	$(10,247,571)

There were no dilutive instruments as of December 31, 2012 and 2011. The basic and diluted weighted average shares outstanding were 11,089,425 and 3,697,390 for the years ended December 31, 2012 and 2011.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements

The Company’s management has reviewed and considered all recent accounting pronouncements and believe there are none that could potentially have a material impact on the Company’s consolidated financial condition, results of operations, or disclosures.

Merger	12 Months Ended
Dec. 31, 2012
Merger
4.	Merger

On September 30, 2011, LecTec completed its business combination with AC pursuant to the terms of the Merger Agreement (see Note 2).

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition. The total acquisition price of $11,847,916 has been allocated as follows:

Cash and cash equivalents	$7,201,638
Other current assets	40,483
Notes and accrued interest receivable	4,555,562
Goodwill	169,987
Intangible assets	260,000
Accounts payable and accrued expenses	(379,754)

Total purchase price	$11,847,916

The following table sets forth the unaudited pro forma results of the Company as if the Merger had taken place on the first day of the period presented. These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined.

Year Ended December 31, 2011

Revenues	$4,914,938
Net Loss	$(8,610,775)
Basic and diluted net loss per common share	$(0.79)
Weighted average shares — basic and diluted	10,957,705

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
5.	Property and Equipment

Property and equipment consist of the following:

	December 31, 2012	December 31, 2011
Furniture and equipment	$572,459	$535,183
Leasehold improvements	42,564	42,564
Processing equipment	995,815	988,716
Less: accumulated depreciation and amortization	(1,502,304)	(1,318,639)

Property and equipment	$108,534	$247,824

Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Intangible Assets

4. Intangible Assets

The Company’s intangible assets consist of the following:

	March 31, 2013	December 31, 2012
	(unaudited)
License agreements	$802,994	$772,230
Patents	64,079	63,429
Less: accumulated amortization	(276,615)	(261,928)

Intangible assets, net	$590,458	$573,731

License agreements are being amortized over periods ranging from 17-20 years. Patent costs are being amortized over three years. Pending patent costs are not amortizable. Amortization expense for the three months ended March 31, 2013 and 2012 was approximately $15,000 and $29,000, respectively. As of March 31, 2013, future amortization of license agreements is expected to be approximately $44,000 for the remainder of fiscal 2013, $55,000 for 2014, $46,000 each year for 2015 through 2018.

License Agreements

The Company has entered into multiple license agreements (the “License Agreements”) with the University of Florida Research Foundation (“UFRF”) and University of Texas at Austin (“UTA”). Under the terms of the License Agreements, the Company acquired exclusive worldwide licenses for underlying technology used in repairing and regenerating nerves. The licensed technologies include the rights to issued patents and patents pending in the United States and international markets. The effective term of the License Agreements extends through the term of the related patents and the agreements may be terminated by the Company with 60 days prior written notice. Additionally, in the event of default, licensors may terminate an agreement if the Company fails to cure a breach after written notice. The License Agreements contain the key terms listed below:

•

AxoGen pays royalty fees ranging from 1% to 3% under the License Agreements based on net sales of licensed products. One of the agreements also contains a minimum royalty of $12,500 per quarter, which may include a credit in future quarters in the same calendar year for the amount the minimum royalty exceeds the royalty fees. Also, when AxoGen pays royalties to more than one licensor for sales of the same product, a royalty stack cap applies, capping total royalties at 3.75%;

•

If AxoGen sublicenses technologies covered by the License Agreements to third parties, AxoGen would pay a percentage of sublicense fees received from the third party to the licensor. Currently, AxoGen does not sublicense any technologies covered by License Agreements. The Company is not considered a sub-licensee under the License Agreements and does not owe any sublicensee fees for its own use of the technologies;

•	AxoGen reimburses the licensors for certain legal expenses incurred for patent prosecution and defense of the technologies covered by the License Agreements; and

•

Currently, under one of the License Agreements, AxoGen would owe a $15,000 milestone fee upon receiving a Phase II Small Business Innovation Research or Phase II Small Business Technology Transfer grant involving the licensed technology. The Company has not received either grant and does not owe such a milestone fee. Other milestone fees are due if AxoGen develops certain pharmaceutical or medical device products under the License Agreements. No such products are currently under development.

Royalty fees were $47,031 and $37,265 during the three months ended March 31, 2013 and 2012, respectively, and are included in sales and marketing expense on the accompanying condensed consolidated statements of operations.

6.	Intangible Assets

The Company’s intangible assets consist of the following:

	December 31, 2012	December 31, 2011
License agreements	$772,230	$899,231
Patents	63,429	291,907
Less: accumulated amortization	(261,928)	(291,658)

Intangible assets, net	$573,731	$899,480

License agreements are being amortized over periods ranging from 17-20 years. Patent costs are being amortized over three years. Pending patent costs are not amortizable. Amortization expense for 2012 and 2011 was approximately $127,000 and $67,000, respectively. As of December 31, 2012, future amortization of license and patent agreements is expected to be $58,400 for 2013 $55,300 for 2014, $46,000 for 2015, 2016 and 2017.

In 2012 the Company determined that the carrying value of certain patents were not recoverable and exceeded their estimated fair value. As a result, the Company recorded an impairment loss of $129,667 to reduce these patents to their estimated fair value.

License Agreements

The Company has entered into license agreements (the “License Agreements”) with the University of Florida Research Foundation (“UFRF”) and University of Texas at Austin (“UTA”) and Emory University (“Emory”). Under the terms of the License Agreements, the Company acquired exclusive worldwide licenses for underlying technology used in repairing and regenerating nerves. The licensed technologies include the rights to issued patents and patents pending in the United States and international markets. The effective term of the License Agreements extends through the term of the related patents and the agreements may be terminated by the Company with 60 days prior written notice. Additionally, in the event of default, licensors may terminate an agreement if the Company fails to cure a breach after written notice. The License Agreements contain the key terms listed below:

•

AxoGen pays royalty fees ranging from 1% to 3% under the License Agreements based on net sales of licensed products. One of the agreements also contains a minimum royalty of $12,500 per quarter, which may include a credit in future quarters in the same calendar year for the amount the minimum royalty exceeds the royalty fees. Also, when AxoGen pays royalties to more than one licensor for sales of the same product, a royalty stack cap applies, capping total royalties at 3.75%;

•

Under one of the agreements, if AxoGen does not achieve certain regulatory milestones, which AxoGen has not achieved, AxoGen would owe an annual license maintenance fee starting on August 31, 2012 of $120,000, escalating to $240,000 on August 31, 2013 and August 31, 2014. In 2012, AxoGen decided to abandon the license and as a result recorded a $147,826 loss on abandonment of license.

•

If AxoGen sublicenses technologies covered by the License Agreements to third parties, AxoGen would pay a percentage of sublicense fees received from the third party to the licensor. Currently, AxoGen does not sublicense any technologies covered by License Agreements. The Company is not considered a sub-licensee under the License Agreements and does not owe any sublicensee fees for its own use of the technologies;

•	AxoGen reimburses the licensors for certain legal expenses incurred for patent prosecution and defense of the technologies covered by the License Agreements; and

•

Currently, under one of the License Agreements, AxoGen would owe a $15,000 milestone fee upon receiving a Phase II Small Business Innovation Research or Phase II Small Business Technology Transfer grant involving the licensed technology. The Company has not received either grant and does not owe such a milestone fee. Other milestone fees are due if AxoGen develops certain pharmaceutical or medical device products under the License Agreements. No such products are currently under development.

Royalty fees were approximately $167,000 and $115,000 during 2012 and 2011 and are included in sales and marketing expense on the accompanying consolidated statements of operations.

Long-Term Debt / Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt / Note Payable

5. Notes Payable

Notes Payable consists of the following:

	March 31, 2013 (unaudited)	December 31, 2012
Revenue Interest Purchase Agreement with PDL for aggregate of $20,800,000 with amounts payable monthly at 9.95% of Net Revenues through September 2014; and the greater of (i) 9.95% of product revenue or (ii) specific quarterly amounts varying from approximately $1.3 million to $2.5 million per quarter through September 2020. The minimum annual payment amounts are as follows: 2014 - $1,250,805, 2015 - $6,781,440, 2016 - $9,232,642, 2017 and 2018 - $9,000,000, 2019 - $9,063,000 and 2020 - $6,939,000.	$22,438,404	$21,580,252

Long-term Notes Payable	$22,438,404	$21,580,252

Notes Payable

On October 5, 2012, AxoGen entered into a Revenue Interests Purchase Agreement (the “Royalty Contract”) with PDL, pursuant to which the Company sold to PDL the right to receive specified royalties of 9.95% on the Company’s Net Revenues (as defined in the Royalty Contract) generated by the sale, distribution or other use of AxoGen’s products Avance® Nerve Graft, AxoGuard® Nerve Connector and AxoGuard® Nerve Protector. The Royalty Contract has a term of eight years. Under the Royalty Contract, PDL is to receive royalty payments based on a royalty rate of 9.95% of the Company’s Net Revenues, subject to certain agreed upon minimum payment requirements of approximately $1.3 to $2.5 million per quarter which begin in the fourth quarter of 2014 through the third quarter of 2020 as provided in the Royalty Contract. The total consideration PDL paid to the Company was $20,800,000 (the “Funded Amount”), including $19,050,000 PDL paid to the Company on October 5, 2012, and $1,750,000 PDL paid to the Company on August 14, 2012 pursuant to an Interim Revenue Interest Purchase Agreement between the Company and PDL, dated August 14, 2012 (the “Interim Royalty Contract”). Upon the closing (the “Closing”) of PDL’s purchase of the specified royalties described above, which was concurrent with the execution of the Royalty Contract, the Interim Royalty Contract was terminated.

The Company records interest using its best estimate of the effective interest rate, currently the Company is accruing interest using the specified internal rate of return of the put option of 20%. From time to time, the Company will reevaluate the expected cash flows and may adjust the effective interest rate. Determining the effective interest rate requires judgment and is based on significant assumptions related to estimates of the amounts and timing of future revenue streams. Payments made to PDL consist of interest and principal. Based on current calculations of repayments, using actual payments to date, an estimate of future revenue streams and an estimated effective rate of 20% (calculated using the put rate in the agreement), principal payments are scheduled to begin in April 2015. All payments made prior to this date are interest only payments.

Put Option

Under the Royalty Contract, on October 5, 2016, or in the event of the occurrence of a material adverse event, our transfer of revenue interest or substantially all of our interest in the products or AxoGen’s bankruptcy or material breach of the Royalty Contract, PDL may require AxoGen to repurchase the Assigned Interests at the “Put Price.” The Put Price is equal to the sum of (i) an amount that, when paid to PDL, would generate a specified internal rate of return to PDL of 20% on the Funded Amount, taking into consideration payments made to PDL by the Company, and (ii) any “Delinquent Assigned Interest Payment” (as defined in the Royalty Contract) the Company owed to PDL.

Change of Control; Call Option

In addition, in the event of a “Change of Control” (as defined in the Royalty Contract), the Company must repurchase the assigned Interests from PDL for a repurchase price equal to the “Change of Control Price” on or prior to the third business day after the occurrence of the Change of Control. The Change of Control Price is equal to the sum of (i) an amount that, when paid to PDL, would generate a specified internal rate of return to PDL of thirty-two and one half percent (32.5%) on the Funded Amount, taking into consideration payments made to PDL by the Company, and (ii) any “Delinquent Assigned Interest Payment” (as defined in the Royalty Contract) the Company owed to PDL. In addition, at any time after October 5, 2016, the Company, at its option, can call the Royalty Contract for a price equal to the Change of Control Price.

Board Designee

Under the Royalty Contract, during the term of the Royalty Contract PDL is entitled to designate, and AxoGen shall appoint an individual designated by PDL, who shall serve on the Board of Directors of the Company (the “Board”) until the Company’s 2013 Annual Meeting of Shareholders (the “2013 Annual Meeting”). For the 2013 Annual Meeting and each annual meeting thereafter during the term of the Royalty Contract, the Board shall nominate and recommend the PDL designee as a director nominee to serve on the Board until the next annual meeting and shall include such nomination in AxoGen’s proxy statement for the 2013 Annual Meeting and each annual meeting thereafter, provided that the election of the PDL designee is subject to shareholders’ approval. Should at any time there become a vacancy on the Board as a result of (i) the resignation, death or removal of the PDL designee or (ii) such PDL designee failing to obtain the requisite approval of the Company’s shareholders at any annual or special meeting of the Company’s shareholders and where no other individual is elected to such vacancy, PDL shall have the right to designate an individual to fill such vacancy, and AxoGen shall take such actions necessary to appoint, such individual to the Board.

Preemptive Rights

Under the Royalty Contract, PDL has preemptive rights with respect to certain new issuances of AxoGen’s equity securities and securities convertible, exchangeable or exercisable into such equity securities.

Restriction on Dividends

Under the Royalty Contract, during the period from October 5, 2012 to December 4, 2016 (or the payment of the Put Price in the event PDL exercises its put option on or prior to December 4, 2016), AxoGen shall not, nor shall it permit any subsidiary to, declare, pay or make any dividend or distribution on any shares of the common stock or preferred stock of such entity (other than dividends or distributions payable in its stock, or split-ups or reclassifications of its stock) or apply any of its funds, property or assets to the purchase, redemption or other retirement of any common or preferred stock, or of any options to purchase or acquire any such shares of common or preferred stock of any such entity (collectively, “Restricted Payments”), except that: (i) each subsidiary may make direct or indirect Restricted Payments to the Company; and (ii) the Company and each subsidiary may purchase, redeem or otherwise acquire Equity Interests issued by it solely with the proceeds received from the substantially concurrent issue of new shares of its common stock or other common Equity Interests. For purposes of the Royalty Contract, “Equity Interests” of any person means any and all shares, rights to purchase, options, warrants, general, limited or limited liability partnership interests, member interests, participation or other equivalents of or interest in (regardless of how designated) equity of such entity, whether voting or nonvoting, including common stock, preferred stock, convertible securities or any other “equity security” (as such term is defined in Rule 3a11-1under the Securities Exchange Act of 1934, as amended).

Guarantee and Collateral Agreement

In connection with the Royalty Contract, on October 5, 2012, AxoGen and AC, entered into a Guarantee and Collateral Agreement (the “Guarantee and Collateral Agreement”) with PDL, pursuant to which (i) AC unconditionally and irrevocably guarantees to PDL the prompt and complete payment and performance by AxoGen when due of the “Secured Obligations,” which include the Company’s obligations under the Royalty Contract, and any other obligations that AxoGen may owe to PDL under the Royalty Contract and other transaction documents; and (ii) each of the Company and AC grants to PDL a security interest in certain collateral as specified in the Guarantee and Collateral Agreement for the prompt and complete payment and performance when due of the Secured Obligations.

7.	Long-Term Debt / Note Payable

Long-term debt / note payable consists of the following:

	December 31, 2012	December 31, 2011
Loan and Security Agreement with financial institutions for aggregate of $5,000,000 with 9.9% interest payable monthly through September 2012; principal and interest payable monthly for the 30 months thereafter maturing on April 1, 2015, collateralized by all the assets of the Company and subject to certain financial covenant restrictions including minimum revenue requirements	$—	$5,000,000

Revenue Interest Purchase Agreement with PDL for aggregate of $20,800,000 with amounts payable monthly at 9.95% of Net Revenues through September 2014; and the greater of (i) 9.95% of product revenue or (ii) specific quarterly amounts varying from approximately $1.3 million to $2.5 million per quarter through September 2020. The minimum annual payment amounts are as follows: 2014 - $1,250,805, 2015 - $6,781,440, 2016 - $9,232,642, 2017 and 2018 - $9,000,000, 2019 - $9,063,000 and 2020 - $6,939,000.	21,580,252	—

Total debt	21,580,252	5,000,000
Less unamortized debt discount	—	(161,529)
Less current portion	—	(434,734)

Long-term portion	$21,580,252	$4,403,737

Note Payable

On October 5, 2012, AxoGen entered into a Revenue Interests Purchase Agreement (the “Royalty Contract”) with PDL, pursuant to which the Company sold to PDL the right to receive specified royalties of 9.95% on the Company’s Net Revenues (as defined in the Royalty Contract) generated by the sale, distribution or other use of AxoGen’s products Avance® Nerve Graft, AxoGuard® Nerve Connector and AxoGuard® Nerve Protector. The Royalty Contract has a term of eight years. Under the Royalty Contract, PDL is to receive royalty payments based on a royalty rate of 9.95% of the Company’s Net Revenues, subject to certain agreed upon minimum payment requirements of approximately $1.3 to $2.5 million per quarter which begin in the fourth quarter of 2014 through the third quarter of 2020 as provided in the Royalty Contract. The total consideration PDL paid to the Company was $20,800,000 (the “Funded Amount”), including $19,050,000 PDL paid to the Company on October 5, 2012, and $1,750,000 PDL paid to the Company on August 14, 2012 pursuant to an Interim Revenue Interest Purchase Agreement between the Company and PDL, dated August 14, 2012 (the “Interim Royalty Contract”). Upon the closing (the “Closing”) of PDL’s purchase of the specified royalties described above, which was concurrent with the execution of the Royalty Contract, the Interim Royalty Contract was terminated.

The Company records interest using its best estimate of the effective interest rate, currently the Company is accruing interest using the specified internal rate of return of the put option of 20%. From time to time, the Company will reevaluate the expected cash flows and may adjust the effective interest rate. Determining the effective interest rate requires judgment and is based on significant assumptions related to estimates of the amounts and timing of future revenue streams. Payments made to PDL consist of interest and principal. Based on current calculations of repayments, using actual payments to date, an estimate of future revenue streams and an estimated effective rate of 20% (calculated using the put rate in the agreement), principal payments are scheduled to begin in April 2015. All payments made prior to this date are interest only payments.

Put Option

Under the Royalty Contract, on October 5, 2016, or in the event of the occurrence of a material adverse event, our transfer of revenue interest or substantially all of our interest in the products or AxoGen’s bankruptcy or material breach of the Royalty Contract, PDL may require AxoGen to repurchase the Assigned Interests at the “Put Price.” The Put Price is equal to the sum of (i) an amount that, when paid to PDL, would generate a specified internal rate of return to PDL of 20% on the Funded Amount, taking into consideration payments made to PDL by the Company, and (ii) any “Delinquent Assigned Interest Payment” (as defined in the Royalty Contract) the Company owed to PDL.

Change of Control; Call Option

In addition, in the event of a “Change of Control” (as defined in the Royalty Contract), the Company must repurchase the assigned Interests from PDL for a repurchase price equal to the “Change of Control Price” on or prior to the third business day after the occurrence of the Change of Control. The Change of Control Price is equal to the sum of (i) an amount that, when paid to PDL, would generate a specified internal rate of return to PDL of thirty-two and one half percent (32.5%) on the Funded Amount, taking into consideration payments made to PDL by the Company, and (ii) any “Delinquent Assigned Interest Payment” (as defined in the Royalty Contract) the Company owed to PDL. In addition, at any time after October 5, 2016, the Company, at its option, can call the Royalty Contract for a price equal to the Change of Control Price.

Board Designee

Under the Royalty Contract, during the term of the Royalty Contract, PDL is entitled to designate, and AxoGen shall appoint an individual designated by PDL, who shall serve on the Board of Directors of the Company (the “Board”) until the Company’s 2013 Annual Meeting of Shareholders (the “2013 Annual Meeting”). For the 2013 Annual Meeting and each annual meeting thereafter during the term of the Royalty Contract, the Board shall nominate and recommend the PDL designee as a director nominee to serve on the Board until the next annual meeting and shall include such nomination in AxoGen’s proxy statement for the 2013 Annual Meeting and each annual meeting thereafter, provided that the election of the PDL designee is subject to shareholders’ approval. Should at any time there become a vacancy on the Board as a result of (i) the resignation, death or removal of the PDL designee or (ii) such PDL designee failing to obtain the requisite approval of the Company’s shareholders at any annual or special meeting of the Company’s shareholders and where no other individual is elected to such vacancy, PDL shall have the right to designate an individual to fill such vacancy, and AxoGen shall take such actions necessary to appoint, such individual to the Board.

Preemptive Rights

Under the Royalty Contract, PDL has preemptive rights with respect to certain new issuances of AxoGen’s equity securities and securities convertible, exchangeable or exercisable into such equity securities.

Restriction on Dividends

Under the Royalty Contract, during the period from the October 5, 2012 to December 4, 2016 (or the payment of the Put Price in the event PDL exercises its put option on or prior to December 4, 2016), AxoGen shall not, nor shall it permit any subsidiary to, declare, pay or make any dividend or distribution on any shares of the common stock or preferred stock of such entity (other than dividends or distributions payable in its stock, or split-ups or reclassifications of its stock) or apply any of its funds, property or assets to the purchase, redemption or other retirement of any common or preferred stock, or of any options to purchase or acquire any such shares of common or preferred stock of any such entity (collectively, “Restricted Payments”), except that: (i) each subsidiary may make direct or indirect Restricted Payments to the Company; and (ii) the Company and each subsidiary may purchase, redeem or otherwise acquire Equity Interests issued by it solely with the proceeds received from the substantially concurrent issue of new shares of its common stock or other common Equity Interests. For purposes of the Royalty Contract, “Equity Interests” of any person means any and all shares, rights to purchase, options, warrants, general, limited or limited liability partnership interests, member interests, participation or other equivalents of or interest in (regardless of how designated) equity of such entity, whether voting or nonvoting, including common stock, preferred stock, convertible securities or any other “equity security” (as such term is defined in Rule 3a11-1under the Securities Exchange Act of 1934, as amended).

Guarantee and Collateral Agreement

In connection with the Royalty Contract, on October 5, 2012, AxoGen and AC, entered into a Guarantee and Collateral Agreement (the “Guarantee and Collateral Agreement”) with PDL, pursuant to which (i) AC unconditionally and irrevocably guarantees to PDL the prompt and complete payment and performance by AxoGen when due of the “Secured Obligations,” which include the Company’s obligations under the Royalty Contract, and any other obligations that AxoGen may owe to PDL under the Royalty Contract and other transaction documents; and (ii) each of the Company and AC grants to PDL a security interest in certain collateral as specified in the Guarantee and Collateral Agreement for the prompt and complete payment and performance when due of the Secured Obligations.

Long-Term Debt

On September 30, 2011, the Company entered into the Loan and Security Agreement with MidCap Financial SBIC, LP (“MidCap”), as administrative agent, and the Lenders listed on Schedule 1 thereto (the “MidCap Loan”). The credit facility under the MidCap loan had a principal amount of $5.0 million and a term of 42 months, and is subject to prepayment penalties. Under the MidCap Loan, AxoGen was required to make interest only payments for the first 12 months, and payments of both interest and straight line amortization of principal for the remaining 30 months. The interest rate was 9.9% per annum, and interest was computed on the basis of a 360-day year and the actual number of days elapsed during which such interest accrues.

The agreement contained customary affirmative and negative covenants, including, without limitation, (i) covenants requiring AxoGen to comply with applicable laws, provide to MidCap copies of AxoGen’s financial statements, maintain appropriate levels of insurance, protect, defend and maintain the validity and enforceability of AxoGen’s material intellectual property, (ii) covenants restricting AxoGen’s ability to dispose of all or any part of its assets (subject to certain exceptions), engage in other lines of business, change its senior management, enter into merger or consolidation transactions, incur or assume additional indebtedness, or incur liens on its assets, and (iii) covenants requiring the Company to meet certain minimum Net Invoiced Revenue as defined in the agreement, or maintain a cash balance of 80% of the loan principal amount.

The MidCap Loan was secured by all of AxoGen’s assets. The lenders also received a ten-year warrant to purchase 89,686 shares of AxoGen’s common stock at $2.23 per share. The fair value of the warrant was $173,736 and was recorded as debt discount and was being amortized through interest expense using the effective interest method over the term of the debt. Amortization of debt discount was $12,207 for 2011. The Company also recorded $317,990 in deferred financing costs which were being amortized over the term of the loan. Amortization of the deferred financing cost was $22,714 for 2011.

On April 21, 2008, the Company entered into a Loan and Security Agreement with two different lenders, as subsequently amended (the “2008 Loan and Security Agreement”), which provided for a loan with an aggregate principal amount of $7.5 million. The loan’s maturity date was October 1, 2011. The loan bore interest at a rate of 18% per month, as amended, and was secured by all of the Company’s assets. Upon the execution of the 2008 Loan and Security Agreement, the Company recorded $155,556 in deferred financing costs which were being amortized through interest expense on the accompanying consolidated statements of operations over the life of the term note. Amortization of the deferred financing costs was $12,963 for 2011.

In conjunction with the 2008 Loan and Security Agreement, the Company also issued warrants to purchase a combined 280,803 shares of the Company’s Series C Preferred Stock, immediately exercisable at $0.7345 per share, expiring on May 1, 2018. The fair value of the warrants was recorded as debt discount and was being amortized through interest expense using the effective interest method over the term of the debt. Amortization of this debt discount was $11,436 during 2011.

During 2010, the Company executed six amendments to the 2008 Loan and Security Agreement, resulting in the issuance of a total of 28,561,272 additional warrants for the purchase of the Company’s Series D preferred stock, immediately exercisable at $0.1198 per share, expiring on varying dates during the year 2020. The total fair value of the warrants of $2,160,879 was recorded as deferred financing costs during 2010 and was being amortized through interest expense — deferred financing costs on the accompanying consolidated statement of operations. The Company recognized $990,792 in amortization of these costs for 2011. See additional discussion related to the accounting for the warrants at Note 9.

On April 11, 2011, the Company entered into a waiver and seventh amendment (the “Amendment”) to the 2008 Loan and Security Agreement. The Amendment waived the event of default resulting from the failure to pay the balance due under the 2008 Loan and Security Agreement by March 31, 2011, increased the annual interest rate to 18% beginning April 1, 2011, and extended the maturity to the earlier of an acquisition event (including the Merger discussed in Note 4), or October 1, 2011. In connection with the Amendment, an event of default would occur if the Company fails to receive proceeds from equity and/or convertible subordinated debt financings of at least $2.5 million by May 31, 2011 and an additional $2.5 million by August 31, 2011.

On September 30, 2011, the Company paid the entire outstanding loan balance under the 2008 Loan and Security Agreement. The Company also paid a loan pay off fee of $109,436 which is included in the amortization of deferred financing costs for 2011. The warrants issued to the holders of the 2008 Loan and Security Agreement (see Note 9) expired upon the effective date of the Merger.

2010 Convertible Debt and Warrants

The 2010 Convertible Debt is convertible automatically into shares of conversion stock, defined in the agreement as a future “qualified next equity financing”, or its Series C preferred stock. The debt is also convertible at the option of the Company in the event of a future equity financing which is not considered a “qualified next equity financing”. The conversion price is 65% of the price per share paid at the next equity financing, as defined in the agreement.

Upon issuance of the 2010 Convertible Debt, the Company recorded a total of $122,900 in deferred financing costs which were being amortized through interest expense on the accompanying consolidated statements of operations over the debt term. Amortization of the deferred financing costs was $87,221 for 2011.

In connection with the Merger on September 30, 2011, the 2010 convertible debt of $1,338,455 and $2,359,091 and accrued interest of $263,371 were converted into 2,581,963 shares of AC common stock using a conversion price of $0.0572 (65% of price per share paid at the next equity financing or $0.088) and 0.03727336 exchange ratio.

2011 Convertible Debt

On May 3, 2011, the Company issued an 8% convertible note payable for $500,000 to LecTec related to the Merger. On May 31, 2011, the Company issued additional convertible notes payable under the same terms of which $2,000,000 was issued to LecTec and $500,000 was issued to certain AC shareholders. The notes were collateralized by all assets of the Company and subordinated to the Company’s 2008 Loan and Security Agreement. Principal and interest accrued under the note was due upon the earlier of June 30, 2013 or a change in control other than in connection with the Merger.

On August 29, 2011, the Company issued an additional subordinated secured convertible promissory note in the principal amount of $2,000,000 to LecTec and $500,000 to certain AC shareholders on the same terms as the $3,000,000 notes issued by the Company in May 2011.

The $4,500,000 notes to LecTec were retired on September 30, 2011 after the closing of the Merger. The $1,000,000 notes to certain AC shareholders were converted into 423,709 shares of AxoGen, Inc.’s common stock using the $0.088 conversion price and 0.03727336 exchange ratio.

Stockholders' Equity (Deficit) and Temporary Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity (Deficit) and Temporary Equity
8.	Stockholders’ Equity (Deficit) and Temporary Equity

AxoGen, Inc. Classes of Stock

AxoGen, Inc.’s authorized capital stock consists of 50,000,000 shares, par value $0.01 per share. The authorized capital stock is divisible into the classes and series, has the designation, voting rights, and other rights and preferences and is subject to the restrictions that the AxoGen Board of Directors may from time to time establish. Unless otherwise designated by the AxoGen Board of Directors, all shares are common stock. AxoGen has not designated any shares other than common stock.

In connection with the Merger, 32,709,676 shares of AC common stock were converted into 1,219,199 shares of AxoGen, Inc.’s common stock using the 0.03727336 exchange ratio.

On September 30, 2011, AxoGen sold to certain investors in a private placement 423,709 shares of common stock at $2.36 per share.

On October 10, 2011, each non-employee director of AxoGen was granted 5,455 shares of AxoGen common stock, valued at $2.75 per share, in lieu of a cash retainer payment for the director’s services through December 31, 2012. The Company recorded $15,000 of directors fee included in general and administrative expenses and $60,000 in prepaid expenses related to issuance of 27,275 shares of common stock to five directors.

AC Classes of Stock

General

AC had authorized 133,000,000 shares of common stock with a $.00001 par value.

AC had authorized 103,408,891 shares of preferred stock with a $.00001 par value which the Board of Directors is empowered to designate and issue in different series. At December 31, 2010, the Board of Directors had designated and issued 2,544,750 shares of Series A Preferred Stock; 17,065,217 shares of Series B Preferred Stock; 16,798,924 shares of Series C Preferred Stock and 67,000,000 shares of Series D Preferred Stock.

In connection with the Merger, on September 30, 2011 each share of Series A, B, C and D convertible preferred stock, for a total of 53,555,857 shares, were converted into shares of AC common stock and exchanged for 1,996,206 shares of AxoGen, Inc. common stock using the 0.03727336 exchange ratio.

Series A Convertible Preferred Stock

In 2004, AC issued 2,544,750 shares of Series A Convertible Preferred Stock (“Series A”) at $0.4421 per share for an aggregate price of $1,125,000. No dividends accrued or were payable on the Series A, except upon the declaration of dividends on AC’s common stock, payable at a rate per share of Series A equal to the amount the holder would be entitled to receive had all of the Series A been converted to AC common stock. Upon liquidation, Series A holders have preference to any distribution of any of the assets of AC to the holders of AC Common Stock after Series B, Series C, and Series D preferences have been paid. Series A has no redemption option. Each share of Series A is convertible into AC common stock at any time at the option of the holder by dividing the Preferred Original Issue Price by the Conversion Price at the time of conversion, which as of December 31, 2010 is equal to the purchase price of $0.4421. The conversion price is subject to adjustment, as defined. The only election right for Series A is to vote along with AC common shareholders to elect two directors to the Board. Each share of Series A has voting rights equal to the number of AC common shares as if converted.

Series B Convertible Preferred Stock

In 2006, AC issued 16,847,826 shares of Series B Convertible Preferred Stock (“Series B”) at $0.46 per share for an aggregate price of $7,750,000. The holders of the Series B are entitled to receive a cash dividend in preference over shares of AC common stock and Series A shareholders of AC at a rate of 8% of the issued price, per annum. Upon liquidation, the Series B holders have preference to any distributions of any of AC’s assets equal to the Preferred Original Issue Price plus any unpaid dividends after Series C and Series D preferences have been paid. At any time on or after January 7, 2015, the Series B shareholders have the right to redeem shares equal to the redemption price upon written request of at least 55% of the holders of Series B. Each share of Series B is convertible into AC common stock at any time at the option of the holder by dividing the Preferred Original Issue Price by the Conversion Price at the time of conversion, which as of December 31, 2010 is equal to the purchase price of $0.46. The conversion price is subject to adjustment, as defined. The holders of a majority of the Series B, C and D Preferred Stock have the right to elect three directors to the Board. Also, Series B, C and D will vote together with Series A and AC common shareholders to elect two directors to the Board. Each share of Series B, C and D has voting rights equal to the number of AC common shares as if converted.

AC is accreting dividends on the Series B, based on the stated dividend rate of 8% per annum. The Series B dividends accreted for the year ended December 31, 2011 was $292,329. A total of $3,152,603 in Series B dividends had been accreted as of September 30, 2011 and were forfeited in accordance with the Merger.

On June 11, 2010, 7,065,217 shares of Series B, representing $3,250,000, were converted into 263,344 shares of AC’s common stock at the election of the shareholder.

Series C Convertible Preferred Stock

In 2007, AC issued 16,518,121 shares of Series C Convertible Preferred Stock (“Series C”) at $0.7345 per share for an aggregate purchase price of $12,132,559. The holders of the Series C are entitled to receive a cash dividend in preference over shares of AC common stock, Series A and Series B shareholders of AC at a rate of 8% of the issued price, per annum. Upon liquidation, the Series C holders have preference to any distributions of any of AC’s assets equal to the Preferred Original Issue Price plus any unpaid dividends after Series D preferences have been paid. At any time on or after January 7, 2015, the Series C shareholders have the right to redeem shares equal to the redemption price upon written request of at least 60% of the holders of Series C. Each share of Series C is convertible into AC common stock at any time at the option of the holder by dividing the Preferred Original Issue Price by the Conversion Price at the time of conversion, which as of December 31, 2010 is equal to the purchase price of $0.7345. The conversion price is subject to adjustment, as defined. The holders of a majority of the Series B, C and D have the right to elect three directors to the Board. Also, Series B, C and D will vote together with Series A and AC common shareholders to elect two directors to the Board. Each share of Series B, C and D has voting rights equal to the number of AC common shares as if converted.

AC is accreting dividends on the Series C, based on the stated dividend rate of 8% per annum. The dividends accreted for the year ended December 31, 2011 was $515,577. A total of $3,403,651 in Series C dividends had been accreted as of September 30, 2011 and were forfeited in accordance with the Merger.

On June 11, 2010, 5,445,882 shares of Series C, representing $4,000,000, were converted into 202,986 shares of AC’s common stock at the election of the shareholder.

Series D Convertible Preferred Stock and Warrants

On January 7, 2010, AC issued 39,156,876 shares of Series D Preferred Stock (“Series D”) at $0.1198 per share for an aggregate price of $4,661,326, net of issuance costs of $29,667. Of the total shares issued, 16,694,489 shares were issued for $2,000,000 in cash. The remaining 22,462,387 shares were issued in conjunction with the conversion of $2,617,000 of principal and $73,994 of accrued and unpaid interest under the 2009 Convertible Debt (see Note 7). The holders of the Series D are entitled to receive a cash dividend in preference over all other shareholders of AC at a rate of 8% of the issued price, per annum. Upon liquidation, the Series D holders have preference to any distributions of any of AC’s assets equal to the Preferred Original Issue Price plus any unpaid dividends. At any time on or after January 7, 2015, the Series D shareholders have the right to redeem shares equal to the redemption price upon written request of at least 66 2/3% of the holders of Series D. Each share of Series D is convertible into AC common stock at any time at the option of the holder by dividing the Preferred Original Issue Price by the Conversion Price at the time of conversion, which as of December 31, 2010 is equal to the purchase price of $0.1198. The conversion price is subject to adjustment, as defined. The holders of a majority of the Series B, C and D have the right to elect three directors to the Board. Also, Series B, C and D will vote together with Series A and AC common shareholders to elect two directors to the Board. Each share of Series B, C and D has voting rights equal to the number of AC common shares as if converted.

AC is accreting dividends on the Series D, based on the stated dividend rate of 8% per annum. Dividends accreted during the year ended December 31, 2011 were $220,444. A total of $518,426 in Series D dividends had been accreted as of September 30, 2011 and were forfeited in accordance with the Merger.

On September 11, 2010, 9,000,617 shares of Series D, representing $1,078,274, were converted into 335,483 of AC’s common stock at the election of the shareholder.

In conjunction with the issuance of the Series D, AC also issued warrants for the purchase of 8,347,236 shares of AC’s Series D Preferred Stock, immediately exercisable at $0.1198 per share, expiring on January 7, 2015. The investors paid additional consideration totaling $10,000 for the purchase of the warrants. The warrants are considered offering costs related to the Series D issuance and their fair value of $517,529 was recorded net against proceeds on the issuance of the stock during 2010.

Preferred Stock Warrants and Warrant Liability	12 Months Ended
Dec. 31, 2012
Preferred Stock Warrants and Warrant Liability
9.	Preferred Stock Warrants and Warrant Liability

Preferred Stock Warrants

At September 30, 2011, the outstanding warrants to purchase the Company’s Series C and Series D preferred stock which were issued in connection with certain financing arrangements and amendments to existing financing arrangements were expired unexercised in connection with the Merger. Information relating to these warrants at December 31, 2010 is summarized as follows:

Warrants	Remaining Number Outstanding	Exercise Price
Series C Warrants-2008 Loan and Security Agreement	280,803	$0.7345
Series D Warrants-2009 Convertible Debt	4,368,948	$0.1198
Series D Warrants-Series D Preferred Stock Issuance	8,347,236	$0.1198
*Series D Warrants-1st Amendment	6,243,362	$0.1198
*Series D Warrants-2nd Amendment	8,694,558	$0.1198
*Series D Warrants-3rd Amendment	4,462,227	$0.1198
*Series D Warrants-5th Amendment	2,260,440	$0.1198
*Series D Warrants-6th Amendment	6,900,685	$0.1198

Total	41,558,259

*	Warrants issued to lenders in conjunction with amendments to 2008 Loan and Security Agreement (see Note 7).

Warrant Liability

The warrants issued in conjunction with the 2008 Loan and Security Agreement (see Note 7) are issuable for Series C preferred stock. The warrants issued in connection with the 2009 Convertible Debt (see Note 7) and the Series D Preferred Stock (see Note 8) are issuable for Series D preferred stock. Both the Series C and Series D preferred stock are considered contingently redeemable based on the shareholders’ right to redeem the shares on or after January 7, 2015. In accordance with Accounting Standards Codification on Distinguishing Liabilities from Equity, since the warrants are indexed to contingently redeemable securities of the Company, they are classified as liabilities upon issuance. As liability classified derivative financial instruments, the warrants are initially and subsequently required to be measured at their fair values as defined in Accounting Standards Codification on Fair Value Measurement.

The change in fair value of the warrants between each reporting period is recorded in the statements of operations and was estimated by the Company using a binomial lattice valuation model. The following assumptions were incorporated into the valuations for 2011 and 2010:

2011
Exercise price	$0.1198 – $0.7345
Market value of stock at end of period	$0.01
Expected dividend rate	0.00%
Expected volatility	33.47% – 62.86%
Risk-free interest rate	0.03% – 3.18%
Expected life in years	3.40 – 9.90
Shares underlying warrants outstanding classified as liabilities	41,558,259

The Company recorded income of $62,305 for 2011, as a result of the change in the fair value of warrant liability between reporting periods which was recorded in other income (expense) on the consolidated statements of operations. The total balance of the warrant liability as of September 30, 2011 of $2,607,510 was forfeited in accordance with the Merger.

Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Options

6. Stock Options

The Company granted 153,000 shares of stock options pursuant to its 2010 Stock Incentive Plan for the three months ended March 31, 2013. Stock-based compensation expense was $259,912 and $157,860 for the three months ended March 31, 2013 and 2012, respectively. Total future stock compensation expense related to nonvested awards is expected to be approximately $1,437,000 at March 31, 2013.

10.	Stock Options

AC has a 2002 Stock Option Plan (“the AC Plan”), which allows for issuance of incentive stock options and non-qualified stock options to employees, directors and consultants at an exercise price equal to or greater than fair market value. Under the provisions of the AC Plan, AC authorized for issuance 18,144,658 shares for purchase pursuant to options.

AxoGen, Inc. has a AxoGen 2010 Stock Incentive Plan (the “AxoGen Plan”), which allows for issuance of incentive stock options and non-qualified stock options to employees, directors and consultants at an exercise price equal to or greater than fair market value. On September 27, 2011, LecTec amended and restated the AxoGen Plan to, among other things, increase the number of shares of common stock authorized for issuance under the plan by 2,300,000 shares. The total number of shares authorized for issuance under the AxoGen Plan is 2,750,000 shares. As a result of the Merger, options granted under the AC Plan were assumed by the Company so that each stock option pursuant to the AC Plan so assumed continued to have, and be subject to, the same terms and conditions of such stock option immediately prior to the Merger, except that (i) each AC Plan stock option is exercisable for that number of shares of Company common stock equal to the product of the number of shares of AC common stock that were issuable upon exercise of such stock option immediately prior to the Merger multiplied by the Closing Ratio (“as defined in the Merger Agreement”) and (ii) the per share exercise price for the shares of Company common stock issuable upon the exercise of such assumed stock option will be equal to the quotient determined by dividing the exercise price per share of AC common stock at which such stock option was exercisable immediately prior to the Merger by the Closing Ratio. The options to employees typically vest 12.5% every six months over a four-year period and those to directors and certain executive officers have vested 25% per quarter over one year or had no vesting period. Options issued to consultants vest over the service period ranging from three to ten years. Options have terms ranging from seven to ten years.

Stock-based compensation expense was $495,077 and $250,044 for 2012 and 2011, respectively.

The following is a summary of stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term(Years)
Outstanding at December 31, 2010:	447,659	$0.27	8.62
Granted	1,141,952	2.61
LecTec stock option from Merger	464,000	3.48
Forfeited	(9,223)	(0.06)
Exercised	(98,700)	(0.27)

Outstanding at December 31, 2011:	1,945,688	2.41	7.35
Granted	267,576	2.99
Forfeited	(354,932)	(2.48)
Exercised	(58,341)	(0.27)

Outstanding at December 31, 2012	1,799,991	2.54	7.66

Exercisable at December 31, 2012	941,876	2.71	7.11

The average fair value of options granted at market during 2012 and 2011 was $2.99 and $0.42 per option, respectively.

The intrinsic value of options exercised during the years ended December 31, 2012 and 2011 was approximately $173,000 and $190,000, respectively. The intrinsic value of options outstanding at December 31, 2012 and 2011 was approximately $288,000 and $1,126,000, respectively. The intrinsic value of options exercisable at December 31, 2012 and 2011 was approximately $0 and $391,000, respectively.

In connection with the Merger, all outstanding options to purchase shares of AC Common Stock were exchanged for options to purchase shares of AxoGen, Inc. common stock at a ratio of one to 0.03727336. The Company recorded $19,769 and $38,521 incremental cost in 2012 and 2011, respectively, related to this modification.

Total future compensation expense related to nonvested awards is expected to be approximately $1,405,000 at December 31, 2012 which is expected to be recognized over a weighted average period of 3.04 years. The following table represents non-vested share-based payment activity with employees for the year ended December 31, 2012 and 2011:

	Number of Options	Weighted Average Grant Date Fair Value
Nonvested options — December 31, 2010:	325,575	0.27
Granted	1,141,952	0.42
Vested	(195,099)	(0.87)
Forfeited	(9,223)	(0.004)

Nonvested options — December 31, 2011:	1,263,205	1.41
Granted	267,576	2.99
Vested	(317,734)	(1.92)
Forfeited	(354,932)	(2.48)

Nonvested options — December 31, 2012	858,115	2.36

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
11.	Income Taxes

The Company has temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and their respective income tax basis, as measured by enacted state and federal rates as follows:

December 31	2012		2011
Deferred tax assets:	$		$
Net operating loss carryforwards		18,182,000		15,065,000
Charitable contributions		2,800		3,000
Inventory Reserves		365,600		163,000
Stock-based compensation		52,300		361,000

Total deferred tax assets		18,602,700		15,592,000

Deferred tax liabilities:
Depreciation		(154,900)		(160,000)
Amortization		(51,700)		(51,000)

Total deferred tax liabilities		(206,600)		(211,000)

Net deferred tax assets		18,396,100		15,381,000

Valuation allowance		(18,396,100)		(15,381,000)

As of December 31, 2012, the Company had net operating loss carry forwards of approximately $48.3 million to offset future taxable income which expire in various years through 2031. A valuation allowance is recorded to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that a portion or none of the deferred tax assets will be realized. After consideration of all the evidence, including reversal of deferred tax liabilities, future taxable income and other factors, management has determined that a full valuation allowance is necessary as of December 31, 2012 and 2011. The valuation allowance increased by $3,015,100 and $3,572,000 during 2012 and 2011, respectively.

The net income tax benefit of approximately $738,000 for 2012 was the result of the Company’s ability to utilize net operating losses and franchise tax adjustments which resulted in tax refunds. The Company had no income tax expense or income tax benefit for 2011 due to incurrence of net operating losses. The Company does not believe there are any additional tax refund opportunities currently available.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan
12.	Employee Benefit Plan

The Company adopted the AxoGen Simple IRA plan in 2007. All full-time employees who have attained the age of 18 are eligible to participate in the Plan. Eligibility is immediate upon employment and enrollment is available any time during employment. Participating employees may make annual pretax contributions to their accounts up to a maximum amount as limited by law. The simple IRA plan requires the Company to make matching contributions of between 1% and 3% of the employee’s annual salary as long as the employee participates in the Plan. Additionally, the matching has to be at least 3% for three of the first five years of the Plan. Both employee contributions and Company contributions vest immediately. In 2012 and 2011, the Company match was 3% of the participating employee’s annual salary. The Company contributed $102,189 and $66,687 in matching funds during 2012 and 2011, respectively.

Commitments and Contingencies Operating Leases	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Operating Leases
13.	Commitments and Contingencies Operating Leases

Operating Leases

The Company leases its lab space under one-year lease agreements, currently expiring in September 2013.

Its corporate office space lease agreement expires in April 2014. Estimated future minimum rental payments on the leases are as follows:

Year ending December 31
2013	$145,964
2014	34,015

TOTAL	$179,979

Total rent expense for the Company’s leased office and lab space for the years ended December 31, 2012 and 2011 was approximately $176,000 and $171,000, respectively.

Service Agreements

In 2008, the Company entered into a biostorage and management services agreement with a vendor. The agreement specifies monthly administration fees, storage fees based on volume, and retrieval fees per specimen based on lead times. The agreement can be terminated with 90 days written notice.

In 2009, the Company also entered into a two-year tissue processing agreement with another vendor. Tissue processing fees are based on a per donor batch rate. The agreement requires minimum annual purchases of $160,000 and either party may terminate this agreement with six month written notice. In 2011 and 2012, the parties agreed to an extension for an additional twelve months and amended the agreement to provide for automatic twelve month renewals.

In August 2008, the Company entered into an agreement to distribute the AxoGuard® product worldwide in the field of peripheral nerve repair, and the parties subsequently amended the agreement in March, 2012. The agreement has an initial seven-year term from the date of the original agreement and following such initial term, the agreement automatically renews for an additional seven (7) year period provided that the parties agree to meet at least ninety (90) days before the end of such initial term to review whether the purchase price of the products obtained from Cook Biotech need to be adjusted and reasonably agree to such adjustment in writing, where such agreement shall not be unreasonably withheld. The Cook Biotech agreement also requires certain minimum purchases, although through mutual agreement the parties have not established such minimums and to date have not enforce such provision, and establishes a formula for the transfer cost of the AxoGuard® products.

In December 2011, the Company also entered into a Master Services Agreement for Clinical Research and Related Services. The Company was required to pay $151,318 upon execution of this agreement and $20,416 per month for 42 months starting in January 2012 through August 2015.

Certain executive officers of the Company are parties to employment contracts. All such contracts have severance payments in the event of a Company change of control, provided certain conditions are met. One contract has a severance provision in the event of termination without cause.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Revenue Recognition

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed and determinable, delivery has occurred and there is a reasonable assurance of collection of the sales proceeds. Revenues for manufactured products and products sold under a distribution agreement are recognized when the products delivered to the customer, at which time title passes to the customer. Once a product is delivered, the Company has no further performance obligations. Delivery is defined as delivery to a customer location or segregation of product into a contracted distribution location. At such time, this product cannot be sold to any other customer. Fees charged to customers for storage and shipping of products are recognized as revenues when products are shipped to the customer or end user.

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed and determinable, delivery has occurred and there is a reasonable assurance of collection of the sales proceeds. Revenues for manufactured products and products sold under a distribution agreement are recognized when the product is delivered to the customer, at which time title passes to the customer. Once product is delivered, the Company has no further performance obligations. Delivery is defined as delivery to a customer location or segregation of product into a contracted distribution location. At such time, this product cannot be sold to any other customer. Fees charged to customers for shipping are recognized as revenues when products are shipped to the customer or end user.

Cash and Cash Equivalents and Concentration

Cash and Cash Equivalents and Concentration

For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. Cash and cash equivalents are maintained at financial institutions and, at times, balances may exceed federally insured limits. The Company has never experienced any losses related to these balances and does not believe it is exposed to any significant credit risk on cash and cash equivalents.

Cash and Cash Equivalents and Concentration

For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. Cash and cash equivalents are maintained at financial institutions and, at times, balances may exceed federally insured limits. The Company has never experienced any losses related to these balances and does not believe it is not exposed to any significant credit risk on cash and cash equivalents.

Accounts Receivable and Concentration of Credit Risk

Accounts Receivable and Concentration of Credit Risk

Accounts receivable are carried at the original invoice amount less an estimate made for doubtful accounts based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. As of March 31, 2013 and December 31, 2012, there were no amounts deemed uncollectible and there was no allowance for doubtful accounts recorded.

Concentrations of credit risk with respect to accounts receivable are limited because a large number of geographically diverse customers make up the Company’s customer base, thus spreading the trade credit risk. The Company also controls credit risk through credit approvals, credit limits and monitoring procedures.

Accounts Receivable and Concentration of Credit Risk

Accounts receivable are carried at the original invoice amount less an estimate made for doubtful accounts based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. As of December 31, 2012 and December 31, 2011, there were no amounts deemed uncollectible and there was no allowance for doubtful accounts recorded.

Concentrations of credit risk with respect to accounts receivable are limited because a large number of geographically diverse customers make up the Company’s customer base, thus spreading the trade credit risk. The Company also controls credit risk through credit approvals, credit limits and monitoring procedures.

Inventories

Inventories

Inventories are comprised of implantable tissue, nerve grafts, Avance® Nerve Graft, AxoGuard® Nerve Connector, AxoGuard® Nerve Protector, and supplies that are valued at the lower of cost (first-in, first-out) or market and consist of the following:

	March 31, 2013	December 31, 2012
	(unaudited)
Finished goods	$2,246,213	$2,143,176
Work in process	149,561	145,156
Raw materials	1,024,479	862,777

	$3,420,253	$3,151,109

Inventories were net of reserve of approximately $459,000 and $538,000 at March 31, 2013 and December 31, 2012, respectively.

Inventories

Inventories are comprised of implantable tissue, nerve grafts, AxoGuard® Nerve Connector, AxoGuard® Nerve Protector, and supplies that are valued at the lower of cost (first-in, first-out) or market and consist of the following:

	December 31, 2012	December 31, 2011
Finished goods	$2,143,176	$1,374,817
Work in process	145,156	145,300
Raw materials	862,777	240,423

	$3,151,109	$1,760,540

Inventories are net of reserve of $537,798 and $433,706 at December 31, 2012 and 2011, respectively

Property and Equipment

Property and Equipment

Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets as follows:

Furniture and equipment	2-5 years
Leasehold improvements	5 years (or lease term if less)
Processing equipment	5-7 years

Major additions and improvements are capitalized, while replacements, maintenance and repairs, which do not improve or extend the life of the respective assets, are expensed as incurred. When assets are retired or otherwise disposed of, related costs and accumulated depreciation and amortization are removed and any gain or loss is reported as other income or expense.

Intangible Assets

Intangible Assets

Intangible assets consist primarily of license agreements for exclusive rights to use various patented and patent-pending technologies described in Note 6 and other costs related to the license agreements, including patent prosecution and protection costs. Such costs are capitalized and amortized on a straight-line basis over the underlying terms of the license agreements or estimated useful life of patents, ranging from 5 to 20 years.

Impairment of Long-lived Assets, Including License Agreements

Impairment of Long-lived Assets, Including License Agreements

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. For the year ended December 31, 2012, the Company recorded an impairment loss of $129,667; there was no impairment for the year ended December 31, 2011.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of net assets acquired. Goodwill is not amortized, but is tested for impairment annually. The Company utilizes the income approach in estimating fair value. The Company’s 2012 annual goodwill impairment analysis indicated a significant decrease in the carrying value of goodwill, due to declines in the associated revenues, resulting in a $169,887 impairment loss being recorded for the year ended December 31, 2012; there was no impairment for the year ended December 31, 2011.

Deferred Financing Costs

Deferred Financing Costs

The Company capitalizes all third-party costs incurred, including equity-based payments, associated with the issuance of long-term debt. The costs are amortized to interest expense over the term of the debt using the effective interest method.

Advertising

Advertising

Advertising costs are expensed as incurred. Advertising costs were approximately $56,000 and $17,000 for 2012 and 2011, respectively, and are included in sales and marketing expense on the accompanying consolidated statements of operations.

Research and Development Costs		Research and Development Costs Research and Development costs are expensed as incurred.
Income Taxes

Income Taxes

The Company has not recorded current income tax expense due to the generation of net operating losses. Deferred income taxes are accounted for using the balance sheet approach which requires recognition of deferred tax assets and liabilities for the expected future consequences of temporary differences between the financial reporting basis and the tax basis of assets and liabilities. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized. A full valuation allowance has been established on the deferred tax asset as it is more likely than not that future tax benefit will not be realized. In addition, future utilization of the available net operating loss carryforward may be limited under Internal Revenue Code Section 382 as a result of changes in ownership.

The Company identifies and evaluates uncertain tax positions, if any, and recognizes the impact of uncertain tax positions for which there is a less than more-likely-than-not probability of the position being upheld when reviewed by the relevant taxing authority. Such positions are deemed to be unrecognized tax benefits and a corresponding liability is established on the balance sheet. The Company has not recognized a liability for uncertain tax positions. If there were an unrecognized tax benefit, the Company would recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. The Company’s remaining open tax years subject to examination by the Internal Revenue Service include the years ended December 31, 2009 through 2012; currently there are no examinations in process.

Income Taxes

The Company has not recorded current income tax expense due to the generation of net operating losses. Deferred income taxes are accounted for using the balance sheet approach which requires recognition of deferred tax assets and liabilities for the expected future consequences of temporary differences between the financial reporting basis and the tax basis of assets and liabilities. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized. A full valuation allowance has been established on the deferred tax asset as it is more likely than not that future tax benefit will not be realized. In addition, future utilization of the available net operating loss carryforward may be limited under Internal Revenue Code Section 382 as a result of changes in ownership.

The Company identifies and evaluates uncertain tax positions, if any, and recognizes the impact of uncertain tax positions for which there is a less than more-likely-than-not probability of the position being upheld when reviewed by the relevant taxing authority. Such positions are deemed to be unrecognized tax benefits and a corresponding liability is established on the balance sheet. The Company has not recognized a liability for uncertain tax positions. If there were an unrecognized tax benefit, the Company would recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. The Company’s remaining open tax years subject to examination by the Internal Revenue Service include the years ended December 31, 2009 through 2012; there currently are no examinations in process.

Preferred Stock

Preferred Stock

The Company accounted for its preferred stock under the provisions of Accounting Standards Codification on Distinguishing Liabilities from Equity, which sets forth the standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. This standard requires an issuer to classify a financial instrument that is within the scope of the standard as a liability or temporary equity if such financial instrument embodies an unconditional obligation to redeem the instrument at a specified date and/or upon an event certain to occur.

Prior to conversion in connection with the Merger, all or any number of the Series B, Series C, and Series D preferred stock was originally redeemable by a majority of preferred shareholder approval at any time after January 7, 2015 at a redemption price determined in accordance with the Company’s Certificate of Incorporation, plus accrued and unpaid dividends. The Company has determined that its Series B, Series C, and Series D preferred stock required temporary equity classification as its obligation to redeem these instruments were outside the control of the Company. Permanent equity classification was not currently applicable as the preferred stock was not currently redeemable but may become so in the future.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash, accounts receivable, accounts payable and accrued expenses. The fair value of the Company’s long-term debt approximates its carrying value based upon current rates available to the Company.

Share-Based Compensation

Share-Based Compensation

AxoGen’s 2010 Stock Incentive Plan is measured at grant date, based on the fair value of the award, and is recognized as an expense over the employee’s requisite service period. The Company estimates the fair value of each option award issued under the Plan on the date of grant using a Black-Scholes-Merton option pricing model that uses the assumptions noted in the table below. The Company estimates the volatility of its common stock at the date of grant based on the volatility of comparable peer companies which are publicly traded for the periods prior to October 1, 2011, and based on the Company’s common stock for periods subsequent to that date. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock during the periods reflected herein and does not anticipate paying any cash dividends in the foreseeable future. The Company used the following weighted-average assumptions for options granted during the three months ended March 31:

Three months ended March 31,	2013	2012
Expected term (in years)	4.0	4.0
Expected volatility	84.90%	118.17%
Risk free rate	0.56%	0.62%
Expected dividends	0.0%	0.0%

The Company estimates forfeitures when recognizing compensation expense and this estimate of forfeitures is adjusted over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment, which is recognized in the period of change, and also impact the amount of unamortized compensation expense to be recognized in future periods. The Company did not apply a forfeiture allocation to its unvested options outstanding during the three months ended March 31, 2013 and 2012 as they were deemed insignificant.

Stock-Based Compensation

Stock-based compensation cost related to stock options granted under the AC 2002 Stock Option Plan and AxoGen 2010 Stock Incentive Plan (see Note 10) is measured at grant date, based on the fair value of the award, and is recognized as an expense over the employee’s requisite service period. The Company estimates the fair value of each option award issued under the Plan on the date of grant using a Black-Scholes-Merton option-pricing model that uses the assumptions noted in the table below. The Company estimates the volatility of its common stock at the date of grant based on the volatility of comparable peer companies which are publicly traded, for the periods prior to the merger, and based on the Company’s common stock for periods subsequent to the merger. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The Company used the following weighted-average assumptions for options granted during the year ended December 31:

Years ended December 31,	2012	2011
Expected term (in years)	4.0	4.0
Expected volatility	117.2%	90.9%
Risk free rate	0.61%	1.27%
Expected dividends	0.0%	0.0%

The Company estimates forfeitures when recognizing compensation expense and this estimate of forfeitures is adjusted over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment, which is recognized in the period of change, and also impact the amount of unamortized compensation expense to be recognized in future periods. The Company did not apply a forfeiture allocation to its unvested options outstanding during the years ended December 31, 2012 and 2011 as they were deemed insignificant.

Earnings (Loss) Per Common Share

Earnings (Loss) Per Common Share

Earnings (loss) per common share (EPS) is calculated for basic EPS by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period.

The basic loss attributable to common stockholders was computed as follows:

	Years Ended December 31,
	2012	2011
Net loss	$(9,417,958)	$(9,219,220)
Less preferred dividends	(—)	(1,028,351)
Net loss attributable to common stockholders	$(9,417,958)	$(10,247,571)

There were no dilutive instruments as of December 31, 2012 and 2011. The basic and diluted weighted average shares outstanding were 11,089,425 and 3,697,390 for the years ended December 31, 2012 and 2011.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company’s management has reviewed and considered all recent accounting pronouncements and believe there are none that could potentially have a material impact on the Company’s consolidated financial condition, results of operations, or disclosures.

Recent Accounting Pronouncements

The Company’s management has reviewed and considered all recent accounting pronouncements and believe there are none that could potentially have a material impact on the Company’s consolidated financial condition, results of operations, or disclosures.

Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories

Inventories are comprised of implantable tissue, nerve grafts, Avance® Nerve Graft, AxoGuard® Nerve Connector, AxoGuard® Nerve Protector, and supplies that are valued at the lower of cost (first-in, first-out) or market and consist of the following:

	March 31, 2013	December 31, 2012
	(unaudited)
Finished goods	$2,246,213	$2,143,176
Work in process	149,561	145,156
Raw materials	1,024,479	862,777

	$3,420,253	$3,151,109

Inventories are comprised of implantable tissue, nerve grafts, AxoGuard® Nerve Connector, AxoGuard® Nerve Protector, and supplies that are valued at the lower of cost (first-in, first-out) or market and consist of the following:

	December 31, 2012	December 31, 2011
Finished goods	$2,143,176	$1,374,817
Work in process	145,156	145,300
Raw materials	862,777	240,423

	$3,151,109	$1,760,540

Depreciation and amortization estimated useful life

Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets as follows:

Furniture and equipment	2-5 years
Leasehold improvements	5 years (or lease term if less)
Processing equipment	5-7 years

Stock-Based Compensation

The Company used the following weighted-average assumptions for options granted during the three months ended March 31:

Three months ended March 31,	2013	2012
Expected term (in years)	4.0	4.0
Expected volatility	84.90%	118.17%
Risk free rate	0.56%	0.62%
Expected dividends	0.0%	0.0%

The Company used the following weighted-average assumptions for options granted during the year ended December 31:

Years ended December 31,	2012	2011
Expected term (in years)	4.0	4.0
Expected volatility	117.2%	90.9%
Risk free rate	0.61%	1.27%
Expected dividends	0.0%	0.0%

Summary of basic loss attributable to common shareholders

The basic loss attributable to common stockholders was computed as follows:

	Years Ended December 31,
	2012	2011
Net loss	$(9,417,958)	$(9,219,220)
Less preferred dividends	(—)	(1,028,351)
Net loss attributable to common stockholders	$(9,417,958)	$(10,247,571)

Merger (Tables)	12 Months Ended
Dec. 31, 2012
Estimated fair values of the assets acquired and liabilities assumed

The total acquisition price of $11,847,916 has been allocated as follows:

Cash and cash equivalents	$7,201,638
Other current assets	40,483
Notes and accrued interest receivable	4,555,562
Goodwill	169,987
Intangible assets	260,000
Accounts payable and accrued expenses	(379,754)

Total purchase price	$11,847,916

Unaudited pro forma results of the Company from merger

These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined.

Year Ended December 31, 2011

Revenues	$4,914,938
Net Loss	$(8,610,775)
Basic and diluted net loss per common share	$(0.79)
Weighted average shares — basic and diluted	10,957,705

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Property and equipment

Property and equipment consist of the following:

	December 31, 2012	December 31, 2011
Furniture and equipment	$572,459	$535,183
Leasehold improvements	42,564	42,564
Processing equipment	995,815	988,716
Less: accumulated depreciation and amortization	(1,502,304)	(1,318,639)

Property and equipment	$108,534	$247,824

Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Intangible Assets

The Company’s intangible assets consist of the following:

	March 31, 2013	December 31, 2012
	(unaudited)
License agreements	$802,994	$772,230
Patents	64,079	63,429
Less: accumulated amortization	(276,615)	(261,928)

Intangible assets, net	$590,458	$573,731

The Company’s intangible assets consist of the following:

	December 31, 2012	December 31, 2011
License agreements	$772,230	$899,231
Patents	63,429	291,907
Less: accumulated amortization	(261,928)	(291,658)

Intangible assets, net	$573,731	$899,480

Long-Term Debt / Note Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt / Note payable

Notes Payable consists of the following:

	March 31, 2013 (unaudited)	December 31, 2012
Revenue Interest Purchase Agreement with PDL for aggregate of $20,800,000 with amounts payable monthly at 9.95% of Net Revenues through September 2014; and the greater of (i) 9.95% of product revenue or (ii) specific quarterly amounts varying from approximately $1.3 million to $2.5 million per quarter through September 2020. The minimum annual payment amounts are as follows: 2014 - $1,250,805, 2015 - $6,781,440, 2016 - $9,232,642, 2017 and 2018 - $9,000,000, 2019 - $9,063,000 and 2020 - $6,939,000.	$22,438,404	$21,580,252

Long-term Notes Payable	$22,438,404	$21,580,252

Long-term debt / note payable consists of the following:

	December 31, 2012	December 31, 2011
Loan and Security Agreement with financial institutions for aggregate of $5,000,000 with 9.9% interest payable monthly through September 2012; principal and interest payable monthly for the 30 months thereafter maturing on April 1, 2015, collateralized by all the assets of the Company and subject to certain financial covenant restrictions including minimum revenue requirements	$—	$5,000,000

Revenue Interest Purchase Agreement with PDL for aggregate of $20,800,000 with amounts payable monthly at 9.95% of Net Revenues through September 2014; and the greater of (i) 9.95% of product revenue or (ii) specific quarterly amounts varying from approximately $1.3 million to $2.5 million per quarter through September 2020. The minimum annual payment amounts are as follows: 2014 - $1,250,805, 2015 - $6,781,440, 2016 - $9,232,642, 2017 and 2018 - $9,000,000, 2019 - $9,063,000 and 2020 - $6,939,000.	21,580,252	—

Total debt	21,580,252	5,000,000
Less unamortized debt discount	—	(161,529)
Less current portion	—	(434,734)

Long-term portion	$21,580,252	$4,403,737

Preferred Stock Warrants and Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2012
Information Relating Preferred Stock Warrants

Information relating to these warrants at December 31, 2010 is summarized as follows:

Warrants	Remaining Number Outstanding	Exercise Price
Series C Warrants-2008 Loan and Security Agreement	280,803	$0.7345
Series D Warrants-2009 Convertible Debt	4,368,948	$0.1198
Series D Warrants-Series D Preferred Stock Issuance	8,347,236	$0.1198
*Series D Warrants-1st Amendment	6,243,362	$0.1198
*Series D Warrants-2nd Amendment	8,694,558	$0.1198
*Series D Warrants-3rd Amendment	4,462,227	$0.1198
*Series D Warrants-5th Amendment	2,260,440	$0.1198
*Series D Warrants-6th Amendment	6,900,685	$0.1198

Total	41,558,259

*	Warrants issued to lenders in conjunction with amendments to 2008 Loan and Security Agreement (see Note 7).

Fair Value Of Warrants Using Binomial Lattice Valuation Model

The following assumptions were incorporated into the valuations for 2011 and 2010:

2011
Exercise price	$0.1198 – $0.7345
Market value of stock at end of period	$0.01
Expected dividend rate	0.00%
Expected volatility	33.47% – 62.86%
Risk-free interest rate	0.03% – 3.18%
Expected life in years	3.40 – 9.90
Shares underlying warrants outstanding classified as liabilities	41,558,259

Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Stock Option Activity

The following is a summary of stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term(Years)
Outstanding at December 31, 2010:	447,659	$0.27	8.62
Granted	1,141,952	2.61
LecTec stock option from Merger	464,000	3.48
Forfeited	(9,223)	(0.06)
Exercised	(98,700)	(0.27)

Outstanding at December 31, 2011:	1,945,688	2.41	7.35
Granted	267,576	2.99
Forfeited	(354,932)	(2.48)
Exercised	(58,341)	(0.27)

Outstanding at December 31, 2012	1,799,991	2.54	7.66

Exercisable at December 31, 2012	941,876	2.71	7.11

Non-vested Share-based Payment Activity With Employees

The following table represents non-vested share-based payment activity with employees for the year ended December 31, 2012 and 2011:

	Number of Options	Weighted Average Grant Date Fair Value
Nonvested options — December 31, 2010:	325,575	0.27
Granted	1,141,952	0.42
Vested	(195,099)	(0.87)
Forfeited	(9,223)	(0.004)

Nonvested options — December 31, 2011:	1,263,205	1.41
Granted	267,576	2.99
Vested	(317,734)	(1.92)
Forfeited	(354,932)	(2.48)

Nonvested options — December 31, 2012	858,115	2.36

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Differences Between Carrying Amount Of Assets And Liabilities For Financial Reporting Purposes

The Company has temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and their respective income tax basis, as measured by enacted state and federal rates as follows:

December 31	2012		2011
Deferred tax assets:	$		$
Net operating loss carryforwards		18,182,000		15,065,000
Charitable contributions		2,800		3,000
Inventory Reserves		365,600		163,000
Stock-based compensation		52,300		361,000

Total deferred tax assets		18,602,700		15,592,000

Deferred tax liabilities:
Depreciation		(154,900)		(160,000)
Amortization		(51,700)		(51,000)

Total deferred tax liabilities		(206,600)		(211,000)

Net deferred tax assets		18,396,100		15,381,000

Valuation allowance		(18,396,100)		(15,381,000)

Commitments and Contingencies Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Future Minimum Rental Payments On Leases	Estimated future minimum rental payments on the leases are as follows:

Year ending December 31
2013	$145,964
2014	34,015

TOTAL	$179,979

Organization and Business - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Ratio
Axogen Corporation
Organization And Business Textual [Abstract]
Common stock at a ratio of one share	0.03727336
Common stock at a ratio of one option to purchase	0.03727336
Common stock issued	6,221,077
Additional common stock issued	558,267
Common stock owned	56.80%
Common stock owned by investors	3.80%
Lec Tec
Organization And Business Textual [Abstract]
Common stock owned	39.40%

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Maturity of highly liquid debt instruments	3 months		3 months
Uncollectible	$ 0		$ 0	$ 0
Allowance for doubtful accounts	0		0	0
Inventories, net of reserve	459,000		537,798	433,706
Impairment charges of long lived assets			129,667	0
Impairment charges			169,887	0
Advertising costs			56,000	17,000
Earnings per share dilutive securities			0	0
Weighted Average Common Shares outstanding - basic and diluted	11,124,633	11,062,339	11,089,425	3,697,390
Forfeiture Allocation	$ 0		$ 0	$ 15,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life			5 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life			20 years

Inventories (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories
Finished goods	$ 2,246,213	$ 2,143,176	$ 1,374,817
Work in process	149,561	145,156	145,300
Raw materials	1,024,479	862,777	240,423
Inventory, Net	$ 3,420,253	$ 3,151,109	$ 1,760,540

Property and Equipment Useful Life (Detail)	12 Months Ended
Dec. 31, 2012
Furniture and equipment | Minimum
Depreciation and amortization estimated useful life
Depreciation and amortization estimated useful life	2 years
Furniture and equipment | Maximum
Depreciation and amortization estimated useful life
Depreciation and amortization estimated useful life	5 years
Leasehold Improvements
Depreciation and amortization estimated useful life
Depreciation and amortization estimated useful life	5 years
Leasehold improvements	5 years (or lease term if less)
Processing equipment | Minimum
Depreciation and amortization estimated useful life
Depreciation and amortization estimated useful life	5 years
Processing equipment | Maximum
Depreciation and amortization estimated useful life
Depreciation and amortization estimated useful life	7 years

Weighted Average Assumptions For Options Granted (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock-Based Compensation
Expected term (in years)	4 years	4 years	4 years	4 years
Expected volatility	84.90%	118.17%	117.20%	90.90%
Risk free rate	0.56%	0.62%	0.61%	1.27%
Expected dividends	0.00%	0.00%	0.00%	0.00%

Earning (loss) Per Common Share (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of basic loss attributable to common shareholders
Net loss	$ (3,437,508)	$ (2,109,325)	$ (9,417,958)	$ (9,219,220)
Less preferred dividends				(1,028,351)
Net loss attributable to common stockholders	$ (3,437,508)	$ (2,109,325)	$ (9,417,958)	$ (10,247,571)

Merger - Additional Information (Detail) (USD $)	Sep. 30, 2011
Merger Textual [Abstract]
Total acquisition price	$ 11,847,916

Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) (USD $)	Sep. 30, 2011
Estimated fair values of the assets acquired and liabilities assumed
Cash and cash equivalents	$ 7,201,638
Other current assets	40,483
Notes and accrued interest receivable	4,555,562
Goodwill	169,987
Intangible assets	260,000
Accounts payable and accrued expenses	(379,754)
Total purchase price	$ 11,847,916

Unaudited Proforma from Merger (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Unaudited pro forma results of the Company from merger
Revenues	$ 4,914,938
Net Loss	$ (8,610,775)
Basic and diluted net loss per common share	$ (0.79)
Weighted average shares - basic and diluted	10,957,705

Property and Equipment (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Property and equipment
Less: accumulated depreciation and amortization		$ (1,502,304)	$ (1,318,639)
Property and equipment	111,401	108,534	247,824
Furniture and equipment
Summary of Property and equipment
Property and equipment, Gross		572,459	535,183
Leasehold improvements
Summary of Property and equipment
Property and equipment, Gross		42,564	42,564
Processing equipment
Summary of Property and equipment
Property and equipment, Gross		$ 995,815	$ 988,716

Intangible Assets (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets
Less: accumulated amortization	$ (276,615)	$ (261,928)	$ (291,658)
Intangible assets, net	590,458	573,731	899,480
Licensing agreements
Intangible Assets
Finite-lived intangible assets, gross	802,994	772,230	899,231
Patents
Intangible Assets
Finite-lived intangible assets, gross	$ 64,079	$ 63,429	$ 291,907

Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012
Intangible Assets Additional Textual [Abstract]
Amortization expense	$ 14,687	$ 29,419	$ 127,080	$ 67,147
Impairment charges related to patents			129,667	0
License Agreements extended period	60 days		60 days
Minimum royalty of agreements	12,500		12,500
Capping total royalties for multiple royalty payments to licensors	3.75%		3.75%
Annual license maintenance fee					120,000
Annual license maintenance fee paid in Aug 31, 2013			240,000
Annual license maintenance fee paid in Aug 31, 2014			240,000
Loss on abandonment of license			(147,826)
Milestone fee upon receiving a Phase II Small Business Innovation Research	15,000		15,000
Royalty fees included in sales and marketing expense	47,031	37,265
Minimum
Intangible Assets Additional Textual [Abstract]
Royalty fees range under the license agreements	1.00%		1.00%
Maximum
Intangible Assets Additional Textual [Abstract]
Royalty fees range under the license agreements	3.00%		3.00%
Licensing agreements
Intangible Assets Additional Textual [Abstract]
Future amortization of license and patent agreements in 2013	55,000		58,400
Future amortization of license and patent agreements in 2014	46,000		55,300
Future amortization of license and patent agreements in 2015	46,000		46,000
Future amortization of license and patent agreements in 2016	46,000		46,000
Future amortization of license and patent agreements in 2017	46,000		46,000
Future amortization of license and patent agreements in 2013	44,000
Licensing agreements | Minimum
Intangible Assets Additional Textual [Abstract]
License agreements amortization periods	17 years		17 years
Licensing agreements | Maximum
Intangible Assets Additional Textual [Abstract]
License agreements amortization periods	20 years		20 years
Patents
Intangible Assets Additional Textual [Abstract]
License agreements amortization periods	3 years		3 years
Selling and Marketing Expense
Intangible Assets Additional Textual [Abstract]
Royalty fees included in sales and marketing expense			$ 167,000	$ 115,000

Long Term Debt/ Note Payable (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Loan And Security Agreement	Dec. 31, 2011 Loan And Security Agreement	Mar. 31, 2013 Revenue Interest Purchase Agreement	Dec. 31, 2012 Revenue Interest Purchase Agreement	Oct. 05, 2012 Revenue Interest Purchase Agreement	Dec. 31, 2011 Revenue Interest Purchase Agreement
Long-Term Debt / Note payable
Total debt		$ 21,580,252	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 22,438,404	$ 21,580,252	$ 20,800,000	$ 20,800,000
Less unamortized debt discount			(161,529)
Less current portion			(434,734)
Long-term Notes Payable	$ 22,438,404	$ 21,580,252	$ 4,403,737

Long Term Debt/ Note Payable (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Loan And Security Agreement	Sep. 30, 2012 Loan And Security Agreement	Dec. 31, 2011 Loan And Security Agreement	Sep. 30, 2011 Loan And Security Agreement	Mar. 31, 2013 Revenue Interest Purchase Agreement	Dec. 31, 2012 Revenue Interest Purchase Agreement	Oct. 05, 2012 Revenue Interest Purchase Agreement	Dec. 31, 2011 Revenue Interest Purchase Agreement	Mar. 31, 2013 Minimum Revenue Interest Purchase Agreement	Dec. 31, 2012 Minimum Revenue Interest Purchase Agreement	Mar. 31, 2013 Maximum Revenue Interest Purchase Agreement	Dec. 31, 2012 Maximum Revenue Interest Purchase Agreement
Long-Term Debt / Note payable
Total debt	$ 21,580,252	$ 5,000,000		$ 5,000,000	$ 5,000,000		$ 22,438,404	$ 21,580,252	$ 20,800,000	$ 20,800,000
Principal and interest payable			30 months
Royalty payable on net revenues							9.95%	9.95%
Interest payable			9.90%			9.90%
Varying amount											1,300,000	1,300,000	2,500,000	2,500,000
Minimum contractual payments related to the note payable in 2014							1,250,805	1,250,805
Minimum contractual payments related to the note payable in 2015							6,781,440	6,781,440
Minimum contractual payments related to the note payable in 2016							9,232,642	9,232,642
Minimum contractual payments related to the note payable in 2017							9,000,000	9,000,000
Minimum contractual payments related to the note payable in 2018							9,000,000	9,000,000
Minimum contractual payments related to the note payable in 2019							9,063,000	9,063,000
Minimum contractual payments related to the note payable in 2020							$ 6,939,000	$ 6,939,000

Long Term Debt - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended							1 Months Ended			1 Months Ended			1 Months Ended			12 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 09, 2013	Oct. 05, 2012	Aug. 14, 2012	Mar. 31, 2013 Revenue Interest Purchase Agreement	Dec. 31, 2012 Revenue Interest Purchase Agreement	Oct. 05, 2012 Revenue Interest Purchase Agreement	Dec. 31, 2011 Revenue Interest Purchase Agreement	Mar. 31, 2013 Revenue Interest Purchase Agreement Minimum	Dec. 31, 2012 Revenue Interest Purchase Agreement Minimum	Mar. 31, 2013 Revenue Interest Purchase Agreement Maximum	Dec. 31, 2012 Revenue Interest Purchase Agreement Maximum	Dec. 31, 2011 Loan And Security Agreement	Dec. 31, 2012 Loan And Security Agreement	Sep. 30, 2012 Loan And Security Agreement	Sep. 30, 2011 Loan And Security Agreement	Dec. 31, 2011 Mid Cap Loan [Member]	Dec. 31, 2012 Mid Cap Loan [Member]	Dec. 31, 2011 Amended Loan And Security Agreement [Member]	Aug. 31, 2011 2008 Loan and Security	Dec. 31, 2012 2008 Loan and Security	Dec. 31, 2011 2008 Loan and Security	Dec. 31, 2010 2008 Loan and Security	Apr. 21, 2008 2008 Loan and Security	May 30, 2011 2008 Loan and Security Minimum	Sep. 30, 2011 2010 Convertible Debt Ratio	Dec. 31, 2011 2010 Convertible Debt	Dec. 31, 2012 2010 Convertible Debt	May 31, 2011 2011 Convertible Debt	Dec. 31, 2011 2011 Convertible Debt Ratio	Sep. 30, 2011 2011 Convertible Debt	May 03, 2011 2011 Convertible Debt	Mar. 31, 2013 Put Option	Dec. 31, 2012 Put Option	Mar. 31, 2013 Put Option Change of Control	Dec. 31, 2012 Put Option Change of Control	Sep. 30, 2011 Axogen Corporation 2010 Convertible Debt	Aug. 31, 2011 Axogen Corporation 2011 Convertible Debt	May 31, 2011 Axogen Corporation 2011 Convertible Debt	Aug. 31, 2011 Lec Tec 2011 Convertible Debt	May 31, 2011 Lec Tec 2011 Convertible Debt	May 03, 2011 Lec Tec 2011 Convertible Debt	Sep. 30, 2011 Lec Tec Parent Company 2011 Convertible Debt	Sep. 30, 2011 Ac Parent Company 2011 Convertible Debt	Dec. 31, 2012 Series C Preferred Stock 2008 Loan and Security	Dec. 31, 2012 Series D Preferred Stock	Dec. 31, 2010 Series D Preferred Stock	Dec. 31, 2010 Series D Preferred Stock Axogen Corporation
Long Term Debt And Note Payable Textual [Abstract]
Royalty contractual term	8 years			8 years
Varying amount													$ 1,300,000	$ 1,300,000	$ 2,500,000	$ 2,500,000
Royalty payable on net revenues									9.95%	9.95%
Total debt				21,580,252	5,000,000				22,438,404	21,580,252	20,800,000	20,800,000					5,000,000		5,000,000
Long term debt paid						19,050,000	19,050,000	1,750,000
Internal rate of return	20.00%			20.00%																																	20.00%	20.00%	32.50%	32.50%
Credit facility under MidCap loan																				5,000,000								7,500,000
Credit facility under the MidCap loan term			42 months
Period for payment of interest only					12 months
Straight line amortization of principal			30 months
Interest payable																		9.90%		9.90%																8.00%
Initial interest payment term			360 days
Minimum percentage of loan principal amount required to maintain cash balance				80.00%
Warrant Period				10 years
Lenders warrant purchase																						89,686																											280,803			8,347,236
Exercise price																						2.23																											0.7345		0.1198
Fair value of warrant																						173,736					2,160,879
Amortization of deferred financing costs	44,216	22,713		352,667	1,223,126												12,963				22,714		12,207								87,221
Deferred financing costs of loan and security agreement																	317,990	155,556														122,900
2008 loan and security agreement interest																									18.00%
Amortization of debt discount		12,238		161,529	23,643																					11,436
Expiry date of 2008 loan and security agreement				May 1, 2018
Additional warrants for company series D preferred																																																			28,561,272
Amortization of deferred financing costs related to warrants																										990,792
Proceeds from equity and/or convertible subordinated debt financings																								2,500,000					2,500,000
Annual interest rate																										0.18
Loan processing fee																									109,436
Conversion price of notes converted into shares																																65.00%
2009 convertible debt principal																														1,338,455
2009 convertible debt principal amount																														2,359,091																		1,000,000
Accrued and unpaid interest																														263,371
Debt converted into shares																																									2,581,963							423,709				22,462,387
Conversion price of notes converted into shares																														$ 0.088	$ 0.0572				$ 0.088
Exchange ratio of conversion																														0.03727336				0.03727336
Convertible notes payable issued, principal																																											500,000		2,000,000	500,000
Notes issued by company																																	3,000,000									500,000		2,000,000
Notes issued to Lec Tec retired																																															4,500,000
Expiry year of loan and security agreement																																																		2020
Minimum contractual payments related to the note payable in 2014									1,250,805	1,250,805
Minimum contractual payments related to the note payable in 2015									6,781,440	6,781,440
Minimum contractual payments related to the note payable in 2016									9,232,642	9,232,642
Minimum contractual payments related to the note payable in 2017									9,000,000	9,000,000
Minimum contractual payments related to the note payable in 2018									9,000,000	9,000,000
Minimum contractual payments related to the note payable in 2019									9,063,000	9,063,000
Minimum contractual payments related to the note payable in 2020									$ 6,939,000	$ 6,939,000

Stockholders' Equity (Deficit) and Temporary Equity - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended							12 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended	9 Months Ended	12 Months Ended
	Oct. 10, 2011	Sep. 30, 2011	Dec. 31, 2012 Directors	Dec. 31, 2010	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2012 Axogen Corporation	Sep. 30, 2011 Axogen Corporation	Dec. 31, 2010 Axogen Corporation	Dec. 31, 2012 Preferred Stock [Member]	Dec. 31, 2004 Series A Preferred Stock Axogen Corporation	Dec. 31, 2010 Series A Preferred Stock Axogen Corporation	Dec. 31, 2006 Series B Preferred Stock	Jun. 11, 2010 Series B Preferred Stock Axogen Corporation	Sep. 30, 2011 Series B Preferred Stock Axogen Corporation	Dec. 31, 2011 Series B Preferred Stock Axogen Corporation	Dec. 31, 2006 Series B Preferred Stock Axogen Corporation	Dec. 31, 2010 Series B Preferred Stock Axogen Corporation	Dec. 31, 2010 Series C Preferred Stock	Jun. 11, 2010 Series C Preferred Stock Axogen Corporation	Sep. 30, 2012 Series C Preferred Stock Axogen Corporation	Dec. 31, 2011 Series C Preferred Stock Axogen Corporation	Dec. 31, 2007 Series C Preferred Stock Axogen Corporation	Dec. 31, 2010 Series C Preferred Stock Axogen Corporation	Dec. 31, 2010 Series D Preferred Stock	Sep. 30, 2011 Series D Preferred Stock Axogen Corporation	Dec. 31, 2012 Series D Preferred Stock Axogen Corporation	Dec. 31, 2011 Series D Preferred Stock Axogen Corporation	Dec. 31, 2010 Series D Preferred Stock Axogen Corporation	Sep. 11, 2010 Series D Preferred Stock Axogen Corporation	Jan. 07, 2010 Series D Preferred Stock Axogen Corporation	Dec. 31, 2012 Series A Directors
Stockholders Equity [Line Items]
Authorized capital stock			50,000,000		50,000,000	50,000,000	133,000,000
Common stock, par value			$ 0.01		$ 0.01	$ 0.01	$ 0.00001
Common stock converted into shares										1,219,199				263,344						202,986									335,483
Number of shares converted			32,709,676
Exchange ratio			0.03727336
Issuance of common stock, Shares		423,709
Common Stock Issue Price Per Share		$ 2.36
Shares of common stock sold	5,455
Selling Price per share	$ 2.75
Directors fee	$ 15,000
Prepaid expenses	60,000
Issuance of common stock to directors	27,275
Number of Directors, common stock issued			5
Preferred stock, shares authorized							103,408,891
Preferred stock, par value							$ 0.00001
Preferred stock, shares issued											2,544,750	2,544,750					16,847,826	17,065,217					16,518,121	16,798,924					67,000,000		39,156,876
Convertible preferred stock								1,996,206						7,065,217						5,445,882										9,000,617
Number of convertible preferred stock								53,555,857
Convertible Preferred Stock, Issue price											0.4421						0.46						0.7345						0.1198
Convertible Preferred Stock Aggregate Price											1,125,000						7,750,000						12,132,559						4,661,326
Purchase price, preferred stock									$ 0.4421				$ 0.46						$ 0.7345
Percentage of cash dividend receivable of issued price in preference																	8.00%
Percentage of holders having right to redeem shares			55.00%
Number of directors to which series have voting rights			3																													2
Preferred stock, stated dividend rate																	8.00%						8.00%						8.00%
Preferred Stock Dividend Accreted																292,329						515,577						220,444
Restricted Stock Award, Forfeitures, Dividends															3,152,603						3,403,651					518,426
Value of shares														3,250,000						4,000,000										1,078,274
AC Rate of the issued price																							8.00%						8.00%
Percentage of Shareholder's Required to Submit Request for Redemption				60.00%																							66.67%
Payments of Stock Issuance Costs																													29,667
Issuance of common stock as compensation for investor relations services																													16,694,489
Aggregate price of preference stock shares were issued																									2,000,000
Debt converted into shares																													22,462,387
Principal interest under the 2009 Convertible Debt																													2,617,000
Accrued and unpaid interest																													73,994
Purchase price																									0.1198
Shares underlying warrants outstanding classified as liabilities																													8,347,236
Investors paid additional consideration																													10,000
Proceeds on the issuance																													$ 517,529

Preferred Stock Warrants (Detail)	Dec. 31, 2010
Information relating Preferred Stock Warrants
Remaining Number Outstanding	41,558,259
Series C Warrants Loans And Security Agreement
Information relating Preferred Stock Warrants
Remaining Number Outstanding	280,803
Exercise price	0.7345
Series D Warrants Convertible Debt
Information relating Preferred Stock Warrants
Remaining Number Outstanding	4,368,948
Exercise price	0.1198
Series D Warrants Series D Preferred Shares
Information relating Preferred Stock Warrants
Remaining Number Outstanding	8,347,236
Exercise price	0.1198
Series D Warrants First Amendment
Information relating Preferred Stock Warrants
Remaining Number Outstanding	6,243,362	[1]
Exercise price	0.1198	[1]
Series D Warrants Second Amendment
Information relating Preferred Stock Warrants
Remaining Number Outstanding	8,694,558	[1]
Exercise price	0.1198	[1]
Series D Warrants Third Amendment
Information relating Preferred Stock Warrants
Remaining Number Outstanding	4,462,227	[1]
Exercise price	0.1198	[1]
Series D Warrants Fifth Amendment
Information relating Preferred Stock Warrants
Remaining Number Outstanding	2,260,440	[1]
Exercise price	0.1198	[1]
Series D Warrants Sixth Amendment
Information relating Preferred Stock Warrants
Remaining Number Outstanding	6,900,685	[1]
Exercise price	0.1198	[1]

[1]	Warrants issued to lenders in conjunction with amendments to 2008 Loan and Security Agreement (see Note 7).

Warrant Liability (Detail) (Warrant, USD $)	12 Months Ended
Dec. 31, 2011
Fair value of the warrants using binomial lattice valuation model
Market value of stock at end of period	$ 0.01
Expected dividend rate	0.00%
Shares underlying warrants outstanding classified as liabilities	41,558,259
Minimum
Fair value of the warrants using binomial lattice valuation model
Exercise price	$ 0.1198
Expected volatility	33.47%
Risk-free interest rate	0.03%
Expected life in years	3 years 4 months 24 days
Maximum
Fair value of the warrants using binomial lattice valuation model
Exercise price	$ 0.7345
Expected volatility	62.86%
Risk-free interest rate	3.18%
Expected life in years	9 years 10 months 24 days

Preferred Stock Warrants and Warrant Liability - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Changes In Fair Value Of Warrants [Line Items]
Income related to change in the fair value of warrant liability	$ 62,305
Total balance of the warrant liability		$ 2,607,510

Stock Options - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended			12 Months Ended		1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011 Minimum	Sep. 30, 2011 Maximum	Sep. 30, 2011 Axo Gen Plan	Dec. 31, 2012 Axo Gen Plan	Dec. 31, 2011 Axo Gen Plan	Sep. 27, 2011 Axo Gen Plan	Dec. 31, 2012 Axo Gen Plan Minimum	Dec. 31, 2012 Axo Gen Plan Maximum	Sep. 27, 2011 Employees	Sep. 27, 2011 Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares			18,144,658							2,750,000
Issuance of shares under AxoGen Plan							2,300,000
Shares vested percentage													12.50%	25.00%
Vested period, Description							Every six months over a four-year period
Vesting Period			1 year
Options issued to consultants vest over the service period					3 years	10 years
Options term range											P7Y	P10Y
Stock-based compensation expense	$ 259,912	$ 157,860	$ 495,077	$ 250,044
Average fair value of options granted								$ 2.99	$ 0.42
Intrinsic value of options exercised								173,000	190,000
Intrinsic value of options outstanding				1,126,000				288,000
Intrinsic value of options exercisable				391,000				0
Common stock ratio			0.03727336					0.03727336
Incremental cost								19,769	38,521
Total future stock compensation expense related to nonvested awards	$ 1,437,000		$ 1,405,000
Weighted average period			3 years 15 days
Stock options granted	153,000		267,576	1,141,952

Summary Of Stock Options Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of stock option activity
Options, Outstanding, Beginning Balance	1,799,991	1,945,688	447,659
Options, granted	153,000	267,576	1,141,952
Options, LecTec stock option from Merger			464,000
Options, Forfeited		(354,932)	(9,223)
Options, Exercised		(58,341)	(98,700)
Options, Outstanding, Ending Balance		1,799,991	1,945,688	447,659
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 2.54	$ 2.41	$ 0.27
Options, Exercisable		941,876
Weighted Average Exercise Price, Granted		$ 2.99	$ 2.61
Weighted Average Exercise Price, LecTec Stock option from Merger			$ 3.48
Weighted Average Exercise Price, Forfeited		$ (2.48)	$ (0.06)
Weighted Average Exercise Price, Exercised		$ (0.27)	$ (0.27)
Weighted Average Exercise Price, Outstanding, Ending balance		$ 2.54	$ 2.41	$ 0.27
Weighted Average Exercise Price, Exercisable		$ 2.71
Weighted Average Remaining Contractual Term (Years), Outstanding		7 years 7 months 28 days	7 years 4 months 6 days	8 years 7 months 13 days
Weighted Average Remaining Contractual Term (Years), Exercisable		7 years 1 month 10 days

Non-vested Share Based Payment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share Based Payment Awards Non Vested Share Activity [Line Items]
Nonvested options, Beginning Balance	1,263,205	325,575
Granted	267,576	1,141,952
Vested	(317,734)	(195,099)
Forfeited	(354,932)	(9,223)
Nonvested options, Ending Balance	858,115	1,263,205
Weighted Average Grant Date Fair Value, Beginning Balance	$ 1.41	$ 0.27
Weighted Average Grant Date Fair Value, Granted	$ 2.99	$ 0.42
Weighted Average Grant Date Fair Value, Vested	$ (1.92)	$ (0.87)
Weighted Average Grant Date Fair Value, Forfeited	$ (2.48)	$ (0.004)
Weighted Average Grant Date Fair Value, Ending Balance	$ 2.36	$ 1.41

Deferred Tax Assets and Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 18,182,000	$ 15,065,000
Charitable contributions	2,800	3,000
Inventory Reserves	365,600	163,000
Stock-based compensation	52,300	361,000
Total deferred tax assets	18,602,700	15,592,000
Deferred tax liabilities:
Depreciation	(154,900)	(160,000)
Amortization	(51,700)	(51,000)
Total deferred tax liabilities	(206,600)	(211,000)
Net deferred tax assets	18,396,100	15,381,000
Valuation allowance	$ (18,396,100)	$ (15,381,000)

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Net operating loss carryforwards	$ 48,300,000
Offset future taxable income expiry period	2031
Valuation allowance	3,015,100	3,572,000
Income tax benefit	$ 738,000	$ 0

Employee Benefit Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Age	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Age limit for eligibility to participate in the plan	18
Matching contributions	3.00%
Additional matching contributions	At least 3% for three of the first five years
Contributed matching funds	$ 102,189	$ 66,687
Minimum
Defined Benefit Plan Disclosure [Line Items]
Matching contributions	1.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Matching contributions	3.00%

Commitments and Contingencies Operating Leases - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008
Contingencies And Commitments [Line Items]
Lease Agreements		1 year			7 years
Expiring of lease agreements		September 2013
Corporate office space lease agreement expires		April 2014
Total rent expense		$ 176,000	$ 171,000
Terminate a renewal term				6 months	90 days
Minimum annual purchases				160,000
Company's tissue processing agreement with another vendor				2 years
Initial term to review description	90 days
Additional agreement period	7 years
Company is required to pay execution of the agreement			151,318
Company is required to pay for the agreement on monthly basis			$ 20,416
Period for agreement		42 months

Commitments and Contingencies Operating Leases (Detail) (USD $)	Dec. 31, 2012
Estimated future minimum rental payments on the leases
2013	$ 145,964
2014	34,015
TOTAL	$ 179,979